UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 7123

Advantage Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	2/28/2009

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate Form N-CSR will be filed for these series as appropriate.

Dreyfus Emerging Leaders Fund
Dreyfus Small Company Value Fund
Dreyfus Midcap Value Fund
Dreyfus International Value Fund
Dreyfus Technology Growth Fund
Dreyfus Strategic Value Fund
Dreyfus Structured Midcap Fund
Dreyfus Select Midcap Growth Fund

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
18	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Emerging Leaders Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Emerging Leaders Fund, covering the six-month period from September 1, 2008, through February 28, 2009.

The reporting period was extremely challenging for investors.The U.S. economy has continued to weaken amid plunging housing prices, rising unemployment and tight credit conditions. Meanwhile, the worst financial crisis of our generation has driven major financial institutions and automobile manufacturers to the brink of bankruptcy. Although government and monetary authorities have responded aggressively with massive bailouts, liquidity injections and stimulus programs, several major stock indices have shed more than half their value since peaking in the fall of 2007.The steep decline in equity markets has been broad based, with stocks across all capitalization ranges and economic sectors losing considerable value.

We so far have seen no signs of imminent improvement in the economic climate, but the financial markets appear to have priced in investors’ generally low expectations. In previous recessions, the markets have tended to anticipate economic rebounds before they occur, leading to major market rallies when few expected them.That is why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk. As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation March 16, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of September 1, 2008, through February 28, 2009, as provided by Oliver Buckley, Langton C. Garvin and Kristin Crawford, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2009, Dreyfus Emerging Leaders Fund produced a total return of –49.63%.1 In comparison, the fund’s benchmark, the Russell 2000 Index (the “Index”), achieved a –46.91% total return for the same period.2

A financial crisis characterized by sharply tightening credit markets and an intensifying economic recession undermined business conditions during the reporting period, producing a bear market of historic proportions. Our quantitatively driven investment process produced poor results due to the value-oriented components in the model.Also within several sectors, most notably energy, industrials, and financial services, there were underperforming individual stock selections that contributed to the fund’s returns lagging its benchmark.

The Fund’s Investment Approach

The fund seeks capital growth by investing at least 80% of its assets in companies we believe are emerging leaders: small companies characterized by new or innovative products, services or processes having the potential to enhance earnings growth. Our investment process is driven by computer models that identify and rank stocks based on fundamental momentum, relative value, future value, long-term growth and additional factors, such as technical factors. We attempt to maintain a neutral exposure to industry groups relative to the Index.Within each sector, we overweight the stocks ranked most attractive and underweight or avoid those ranked least attractive.

A Difficult Environment for the Fund’s Metrics

Stocks declined sharply and broadly across all industry groups and capitalization ranges in the midst of a global financial crisis and a deep U.S. recession. Slumping home values, rising unemployment and plunging

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

consumer confidence exacerbated an ongoing economic slowdown, producing one of the most severe downturns since the Great Depression. Meanwhile, a credit crisis that originated in 2007 in the U.S. sub-prime mortgage market escalated into a global financial crisis over the summer of 2008, pushing a number of major financial institutions over the brink of insolvency. Despite aggressive efforts by monetary and government authorities to forestall further deterioration on both the economic and credit-market fronts, equity investors responded negatively, wiping out a decade or more of stock market appreciation by the reporting period’s end. In the small-cap stock market, the energy sector led the downturn, followed by the basic materials and consumer durables sectors during the six-month period ending February 2009.

The fund’s value-oriented analytical factors correlated poorly with performance throughout the reporting period. Momentum-related factors contributed more positively to performance, but failed to deliver optimum results. Accordingly, several individual holdings underperformed their industries and sectors.

Relative Weakness in the Energy and Industrials Sectors

The fund lagged its benchmark most significantly in the energy sector, particularly among independent oil-and-gas production-and-development companies. Callon Petroleum, which was sold during the reporting period, fell steeply after announcing the cancellation of a key exploration program due to high costs and declining commodity prices. Stone Energy suffered a similarly sharp decline due to hurricane-related delays in its Gulf Coast production sites. A number of industrial holdings also experienced stiff headwinds. Energy equipment maker Chart Industries announced bleak near-term earnings prospects due to slowdowns in the energy sector. Commercial refrigeration equipment manufacturer Tecumseh Products was hurt by general economic woes as well as a hostile takeover bid and resulting litigation. Defense and aerospace component producer Hexcel was undermined by a strike affecting one of its key customers and by weakness in the commercial airline industry.

Individual stocks in other sectors also detracted from relative returns, though to a lesser degree. A few bank holdings experienced greater-than-expected losses arising from the credit crisis, including Oriental

4

Financial Group, Frontier Financial and First Midwest Bancorp. Frontier Financial was sold during the reporting period. Finally, in the health care sector, biotechnology developer ViroPharma fell abruptly in February 2009 after announcing disappointing results in late-stage drug trials.

On a more positive note, the net result of the slight tilt on earnings-yield and earnings-momentum factors was a positive contribution to returns. Also, during this period, a deliberate effort to be underexposed to highly leveraged stocks in light of tight credit conditions, further cushioned the fund’s losses.As part of the risk control process, we continue to monitor exposure among sub industries, especially those hard-hit in the current environment. A few relatively good individual stock selections also helped compensate for some of the fund’s disappointments.Top relative performers included infrastructure-related engineering and construction companies Michael Baker and Perini, building climate control maker Comfort Systems USA, retailer JoS. A. Bank Clothiers and mobile communications networking company Starent Networks.

Controlling Risks in a Volatile Market

As of the end of the reporting period, we have continued to limit the fund’s exposure to highly leveraged companies that appear vulnerable to debt financing problems, and we have carefully managed the fund’s exposures at the industry and sub-industry level.We remain cautious in light of recent market volatility, maintaining the fund’s industry-neutral discipline as we rely on our quantitatively driven stock selection process to add value.

March 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The Dreyfus Corporation has undertaken to absorb certain fund expenses pursuant to an agreement in effect through March 31, 2010, at which time it may be extended, terminated or modified.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000 Index.The Russell 3000 Index is composed of the 3,000 largest U.S. companies based on total market capitalization.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Leaders Fund from September 1, 2008 to February 28, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2009

Expenses paid per $1,000†	$5.33
Ending value (after expenses)	$503.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2009

Expenses paid per $1,000†	$7.15
Ending value (after expenses)	$1,017.70

† Expenses are equal to the fund’s annualized expense ratio of 1.43%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 28, 2009 (Unaudited)

Common Stocks—99.1%	Shares	Value ($)

Commercial & Professional Services—7.2%
Anixter International	27,300 [a,b]	802,893
Beacon Roofing Supply	19,300 [b]	211,721
Ennis	122,300	1,000,414
Gartner	27,900 [b]	282,069
Nash Finch	17,800 [a]	620,152
Owens & Minor	31,700	1,068,607
Rush Enterprises, Cl. A	61,199 [b]	499,996
ScanSource	32,500 [b]	515,775
School Specialty	34,100 [a,b]	479,787
TeleTech Holdings	63,200 [b]	547,312
United Stationers	27,400 [b]	595,402
Wright Express	47,500 [b]	695,400
		7,319,528
Communications—3.0%
iPCS	22,900 [b]	188,925
NTELOS Holdings	26,300	504,171
Starent Networks	102,400 [a,b]	1,618,944
USA Mobility	85,500 [b]	781,470
		3,093,510
Consumer Durables—2.9%
Briggs & Stratton	27,700 [a]	337,386
Fossil	54,500 [b]	687,790
Fuel Systems Solutions	28,500 [a,b]	564,585
Matthews International, Cl. A	18,400	639,216
Meritage Homes	18,700 [a,b]	185,504
Polaris Industries	32,800 [a]	603,848
		3,018,329
Consumer Non-Durables—3.8%
American Greetings, Cl. A	87,700	327,121
Blyth	9,100	185,731
Cal-Maine Foods	42,500 [a]	946,900
Elizabeth Arden	105,200 [b]	582,808
M & F Worldwide	15,400 [b]	162,162
Perry Ellis International	40,700 [a,b]	192,918
Ralcorp Holdings	25,400 [b]	1,539,240
		3,936,880

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Services—3.1%
California Pizza Kitchen	17,900 [b]	186,160
Jack in the Box	66,900 [a,b]	1,300,536
P.F. Chang’s China Bistro	15,100 [a,b]	297,470
Pre-Paid Legal Services	43,700 [a,b]	1,394,467
		3,178,633
Electronic Technology—7.3%
Avocent	17,600 [b]	210,848
Benchmark Electronics	66,500 [b]	649,705
Cognex	82,500 [a]	907,500
Comtech Telecommunications	10,700 [b]	404,353
Cubic	12,200	317,932
Daktronics	13,300	91,238
EMS Technologies	15,300 [b]	307,224
Hexcel	106,100 [b]	658,881
Imation	55,700	447,828
Intevac	76,800 [b]	300,288
Microsemi	28,300 [b]	286,113
OmniVision Technologies	31,700 [b]	215,243
Oplink Communications	29,500 [a,b]	218,300
Rackable Systems	37,100 [b]	136,157
Skyworks Solutions	63,900 [b]	415,350
Standard Microsystems	24,800 [b]	386,136
TTM Technologies	66,600 [a,b]	307,026
Volterra Semiconductor	149,900 [b]	1,214,190
		7,474,312
Energy Minerals—2.3%
Alpha Natural Resources	22,900 [b]	421,360
Carrizo Oil & Gas	17,200 [a,b]	183,008
Comstock Resources	18,900 [b]	575,127
GMX Resources	31,200 [b]	538,200
McMoRan Exploration	23,400 [a,b]	107,406
Penn Virginia	10,600	146,810
Stone Energy	37,600 [b]	148,896
VAALCO Energy	37,900 [b]	216,030
		2,336,837

8

Common Stocks (continued)	Shares	Value ($)

Finance—21.4%
American Physicians Capital	31,600	1,338,892
AmTrust Financial Services	124,900	1,046,662
Bank Mutual	89,900	759,655
BioMed Realty Trust	63,900	545,067
City Holding	45,200 [a]	1,185,144
CorVel	26,800 [b]	505,448
Delphi Financial Group, Cl. A	34,000	368,560
Dollar Financial	29,300 [a,b]	178,144
Ebix	7,100 [b]	148,390
Extra Space Storage	185,300 [a]	1,161,831
EZCORP, Cl. A	47,600 [b]	489,328
First Midwest Bancorp	59,500	447,440
First Potomac Realty Trust	69,100	503,739
FirstMerit	26,700	392,757
Getty Realty	63,600 [a]	1,058,304
Greenhill & Co.	15,600 [a]	1,007,760
Inland Real Estate	60,800 [a]	474,240
Interactive Brokers Group, Cl. A	17,000 [b]	238,850
Kite Realty Group Trust	80,600	277,264
Knight Capital Group, Cl. A	69,000 [b]	1,213,710
Mobile Mini	19,700 [b]	192,075
National Health Investors	13,800	329,130
National Penn Bancshares	27,900 [a]	206,739
Old National Bancorp	22,100 [a]	257,907
Oriental Financial Group	100,300	175,525
Penson Worldwide	47,000 [b]	225,600
PICO Holdings	6,300 [b]	137,592
Platinum Underwriters Holdings	19,400	543,976
PMA Capital, Cl. A	69,300 [b]	356,202
PS Business Parks	7,300	251,120
Signature Bank	60,100 [b]	1,503,101
Sterling Bancshares	53,600	292,120
Stewart Information Services	27,100	395,389
Sunstone Hotel Investors	150,030 [a]	328,566
Susquehanna Bancshares	108,200 [a]	948,914

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Finance (continued)
UMB Financial	17,200	652,396
Universal American Financial	28,100 [b]	188,551
Westamerica Bancorporation	30,800 [a]	1,227,996
World Acceptance	21,600 [b]	316,656
		21,870,740
Health Care Technology—12.5%
Abaxis	33,800 [a,b]	528,632
Alkermes	16,400 [b]	165,312
Alnylam Pharmaceuticals	58,100 [a,b]	1,071,364
Bio-Rad Laboratories, Cl. A	7,200 [b]	401,040
Caraco Pharmaceutical Laboratories	53,800 [b]	220,580
CONMED	45,100 [b]	612,909
Cynosure, Cl. A	26,000 [b]	142,480
Invacare	46,000	737,840
Isis Pharmaceuticals	87,200 [a,b]	1,121,392
Martek Biosciences	61,600 [a,b]	1,153,768
Maxygen	39,400 [b]	273,830
Medicis Pharmaceutical, Cl. A	27,800 [a]	313,584
Merit Medical Systems	43,900 [b]	489,046
Momenta Pharmaceuticals	65,600 [a,b]	629,760
Myriad Genetics	13,800 [b]	1,088,130
Progenics Pharmaceuticals	47,400 [b]	304,782
Quidel	58,200 [b]	642,528
Salix Pharmaceuticals	65,400 [a,b]	487,230
Sirona Dental Systems	13,300 [a,b]	148,295
SonoSite	17,400 [a,b]	320,856
STERIS	60,000	1,383,600
ViroPharma	134,700 [a,b]	559,005
		12,795,963
Industrial Services—3.4%
American Ecology	27,800 [a]	436,460
Bristow Group	25,400 [a,b]	514,350

10

Common Stocks (continued)	Shares	Value ($)

Industrial Services (continued)
Comfort Systems USA	59,300	564,536
EMCOR Group	18,200 [b]	280,462
Gulf Island Fabrication	28,400	251,624
Michael Baker	21,000 [b]	672,210
Perini	30,400 [b]	465,728
PHI	10,600 [b]	92,432
Willbros Group	21,900 [b]	157,242
		3,435,044
Process Industries—3.9%
Darling International	109,300 [b]	473,269
Glatfelter	120,400	748,888
Grace (W.R.) & Co.	46,900 [b]	262,640
GrafTech International	41,500 [b]	234,475
Landec	116,900 [b]	556,444
Minerals Technologies	15,800	472,736
OM Group	23,600 [b]	365,800
Sensient Technologies	27,000	545,400
Terra Industries	11,700	301,743
		3,961,395
Producer Manufacturing—8.4%
Aaon	15,400	239,008
American Superconductor	26,700 [a,b]	359,382
Ampco-Pittsburgh	14,000	153,300
Apogee Enterprises	53,100	502,857
Astec Industries	50,400 [a,b]	1,119,888
Brady, Cl. A	15,700	268,941
Chart Industries	67,500 [b]	433,350
CIRCOR International	26,100	580,203
Columbus McKinnon	23,000 [b]	201,710
DXP Enterprises	42,800 [b]	488,348
Encore Wire	15,400 [a]	277,200
Energy Conversion Devices	11,800 [a,b]	258,774

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Producer Manufacturing (continued)
FuelCell Energy	66,800 [a,b]	184,368
Graham	18,900	154,980
Insteel Industries	20,700	130,410
Kadant	13,900 [b]	125,934
Knoll	169,000	1,115,400
L.B. Foster, Cl. A	20,200 [b]	431,674
NCI Building Systems	40,200 [b]	203,412
Nordson	8,800	219,120
Powell Industries	13,300 [b]	398,202
Tecumseh Products, Cl. A	72,300 [b]	383,190
Tredegar	21,000	350,700
		8,580,351
Retail Trade—3.4%
Dress Barn	65,400 [a,b]	648,768
Finish Line, Cl. A	36,700	152,305
Genesco	14,400 [b]	205,920
Great Atlantic & Pacific Tea	52,400 [a,b]	213,268
Jo-Ann Stores	28,900 [b]	347,956
JoS. A. Bank Clothiers	36,100 [a,b]	815,860
PriceSmart	7,400	123,728
Systemax	80,700 [a,b]	748,896
The Pantry	15,700 [b]	242,722
		3,499,423
Technology Services—12.8%
CACI International, Cl. A	35,900 [b]	1,535,443
Chemed	35,500 [a]	1,413,255
Earthlink	182,000 [b]	1,146,600
HEALTHSOUTH	24,200 [a,b]	189,970
Jack Henry & Associates	78,300	1,247,319

12

Common Stocks (continued)	Shares	Value ($)

Technology Services (continued)
Manhattan Associates	89,500 [b]	1,325,495
Micros Systems	31,200 [b]	501,696
PAREXEL International	63,900 [b]	585,963
PharMerica	58,600 [a,b]	983,308
Sohu.com	21,500 [a,b]	1,062,100
SRA International, Cl. A	56,600 [b]	768,628
Sybase	23,000 [a,b]	625,140
Tyler Technologies	79,700 [a,b]	1,084,717
Vignette	89,100 [b]	588,951
		13,058,585
Transportation—1.0%
Knightsbridge Tankers	23,300	306,861
Pacer International	66,400	194,552
SkyWest	26,900	275,456
Werner Enterprises	14,800	201,576
		978,445
Utilities—2.7%
El Paso Electric	82,100	1,160,073
MGE Energy	23,000	691,840
Piedmont Natural Gas	25,800 [a]	622,812
PNM Resources	44,000	338,360
		2,813,085
Total Common Stocks
(cost $176,440,245)		101,351,060

Other Investment—.9%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $890,000)	890,000 [c]	890,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—21.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $21,535,026)	21,535,026 [c]	21,535,026
Total Investments (cost $198,865,271)	121.0%	123,776,086
Liabilities, Less Cash and Receivables	(21.0%)	(21,455,247)
Net Assets	100.0%	102,320,839

a All or a portion of these securities are on loan. At February 28, 2009, the total market value of the fund’s securities on loan is $20,344,026 and the total market value of the collateral held by the fund is $21,535,026.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Money Market Investments	21.9	Retail Trade	3.4
Finance	21.4	Industrial Services	3.4
Technology Services	12.8	Consumer Services	3.1
Health Care Technology	12.5	Communications	3.0
Producer Manufacturing	8.4	Consumer Durables	2.9
Electronic Technology	7.3	Utilities	2.7
Commercial & Professional Services	7.2	Energy Minerals	2.3
Process Industries	3.9	Transportation	1.0
Consumer Non-Durables	3.8		121.0

† Based on net assets.
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2009 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $20,344,026)—Note 1(b):
Unaffiliated issuers	176,440,245	101,351,060
Affiliated issuers	22,425,026	22,425,026
Cash		127,020
Dividends and interest receivable		92,814
Receivable for shares of Common Stock subscribed		18,000
Prepaid expenses		226,483
		124,240,403
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		109,591
Liability for securities on loan—Note 1(b)		21,535,026
Payable for shares of Common Stock redeemed		141,741
Interest payable—Note 2		1,945
Accrued expenses		131,261
		21,919,564
Net Assets ($)		102,320,839
Composition of Net Assets ($):
Paid-in capital		217,581,852
Accumulated undistributed investment income—net		801,585
Accumulated net realized gain (loss) on investments		(40,973,413)
Accumulated net unrealized appreciation
(depreciation) on investments		(75,089,185)
Net Assets ($)		102,320,839
Shares Outstanding
(100 million shares of $.001par value Common Stock authorized)		9,672,639
Net Asset Value, offering and redemption price per share ($)		10.58

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $2,808 foreign taxes withheld at source):
Unaffiliated issuers	1,281,063
Affiliated issuers	12,875
Income from securities lending	351,329
Total Income	1,645,267
Expenses:
Management fee—Note 3(a)	710,976
Shareholder servicing costs—Note 3(b)	349,755
Prospectus and shareholders’ reports	48,109
Professional fees	43,883
Registration fees	9,210
Custodian fees—Note 3(b)	8,982
Directors’ fees and expenses—Note 3(c)	8,032
Loan commitment fees—Note 2	3,019
Interest expense—Note 2	539
Miscellaneous	6,293
Total Expenses	1,188,798
Less—reduction in management fee
due to undertaking—Note 3(a)	(52,112)
Less—reduction in fees due to
earnings credits—Note 1(b)	(6,533)
Net Expenses	1,130,153
Investment Income—Net	515,114
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(47,136,058)
Net unrealized appreciation (depreciation) on investments	(75,572,192)
Net Realized and Unrealized Gain (Loss) on Investments	(122,708,250)
Net (Decrease) in Net Assets Resulting from Operations	(122,193,136)

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008

Operations ($):
Investment income—net	515,114	997,589
Net realized gain (loss) on investments	(47,136,058)	35,381,617
Net unrealized appreciation
(depreciation) on investments	(75,572,192)	(87,097,027)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(122,193,136)	(50,717,821)
Dividends to Shareholders from ($):
Investment income—net	(612,041)	(11,349)
Net realized gain on investments	(15,842,112)	(62,419,183)
Total Dividends	(16,454,153)	(62,430,532)
Capital Stock Transactions ($):
Net proceeds from shares sold	7,006,719	21,691,521
Dividends reinvested	16,218,155	61,671,999
Cost of shares redeemed	(43,636,106)	(155,037,205)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(20,411,232)	(71,673,685)
Total Increase (Decrease) in Net Assets	(159,058,521)	(184,822,038)
Net Assets ($):
Beginning of Period	261,379,360	446,201,398
End of Period	102,320,839	261,379,360
Undistributed investment income—net	801,585	898,512
Capital Share Transactions (Shares):
Shares sold	440,892	806,489
Shares issued for dividends reinvested	1,326,097	2,388,516
Shares redeemed	(2,899,538)	(5,559,519)
Net Increase (Decrease) in Shares Outstanding	(1,132,549)	(2,364,514)

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2009			Year Ended August 31,

	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	24.19	33.88	41.32	46.64	37.71	34.18
Investment Operations:
Investment income (loss)—net[a]	.05	.08	.04	(.07)	(.05)	(.19)
Net realized and unrealized
gain (loss) on investments	(11.80)	(4.27)	2.28	1.71	8.98	3.72
Total from Investment
Operations	(11.75)	(4.19)	2.32	1.64	8.93	3.53
Distributions:
Dividends from
investment income—net	(.07)	(.00)[b]	—	—	—	—
Dividends from net realized
gain on investments	(1.79)	(5.50)	(9.76)	(6.96)	—	—
Total Distributions	(1.86)	(5.50)	(9.76)	(6.96)	—	—
Net asset value, end of period	10.58	24.19	33.88	41.32	46.64	37.71
Total Return (%)	(49.63)[c]	(13.39)	4.68	3.31	23.68	10.29
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.50[d]	1.38	1.33	1.33	1.33	1.31
Ratio of net expenses
to average net assets	1.43[d]	1.37	1.33	1.15	1.26	1.31
Ratio of net investment income
(loss) to average net assets	.65[d]	.31	.11	(.15)	(.12)	(.50)
Portfolio Turnover Rate	25.00[c]	65.98	67.66	65.29	42.07	47.66
Net Assets, end of period
($ x 1,000)	102,321	261,379	446,201	589,889	772,010	992,859

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Leaders Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers eleven series, including the fund.The fund’s investment objective is capital growth.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices,

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Assets ($)
Investments in
Securities	123,776,086	0	0	123,776,086
Other Financial
Instruments†	0	0	0	0
Liabilities ($)
Other Financial
Instruments†	0	0	0	0

† Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and any options contracts.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended February 28, 2009,The Bank of New York Mellon earned $117,110 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund rec-

22

ognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2008 was as follows: ordinary income $11,349 and long-term capital gains $62,419,183. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million credit facility led by Citibank, N.A. (the “Citibank Facility”) and a $300 million credit facility provided by The Bank of New York Mellon (the “BNYM Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average daily amount of borrowings outstanding under both Facilities during the period ended February 28, 2009 was approximately $77,800, with a related weighted average annualized interest rate of 1.40%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Manager had undertaken until March 31, 2009 that, if the aggregate expenses of the fund, exclusive of shareholder servicing fees exceed 1.20% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the management agreement, or the Manager will bear, such excess expense. The Manager has currently undertaken from April 1, 2009 until March 31, 2010 that, if the aggregate expenses of the fund, exclusive of shareholder servicing fees exceed 1.15% of the value of the funds average daily net assets, the fund may deduct from the payments to be made to the Manager under the management agreement, or the Manager will bear such excess expense.The reduction in management fee, pursuant to the undertakings, amounted to $52,112 during the period ended February 28, 2009.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2009, the fund was charged $197,493 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2009, the fund was charged $45,356 pursuant to the transfer agency agreement.

24

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2009, the fund was charged $6,342 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2009, the fund was charged $8,982 pursuant to the custody agreement.

During the period ended February 28, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $66,856, shareholder services plan fees $21,968, custody fees $6,036, chief compliance officer fees $1,995 and transfer agency per account fees $15,237, which are offset against an expense reimbursement currently in effect in the amount of $2,501.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2009, amounted to $41,367,935 and $73,430,515, respectively.

At February 28, 2009, accumulated net unrealized depreciation on investments was $75,089,185, consisting of $2,228,629 gross unrealized appreciation and $77,317,814 gross unrealized depreciation.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

26

NOTES

For More Information

Dreyfus
Emerging Leaders Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: DRELX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

0259SA0209

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statement of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus
Small Company Value Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Small Company Value Fund, covering the six-month period from September 1, 2008, through February 28, 2009.

The reporting period was extremely challenging for investors. The U.S. economy has continued to weaken amid plunging housing prices, rising unemployment and tight credit conditions. Meanwhile, the worst financial crisis of our generation has driven major financial institutions and automobile manufacturers to the brink of bankruptcy. Although government and monetary authorities have responded aggressively with massive bailouts, liquidity injections and stimulus programs, several major stock indices have shed more than half their value since peaking in the fall of 2007. The steep decline in equity markets has been broad-based, with stocks across all capitalization ranges and economic sectors losing considerable value.

We so far have seen no signs of imminent improvement in the economic climate, but the financial markets appear to have priced in investors’ generally low expectations. In previous recessions, the markets have tended to anticipate economic rebounds before they occur, leading to major market rallies when few expected them.That is why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk. As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation March 16, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through February 28, 2009, as provided by David A. Daglio and Mark P. Dishop, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2009, Dreyfus Small Company Value Fund produced a total return of –37.45%.1 In comparison, the fund’s benchmark, the Russell 2000 Value Index (the “Index”), produced a total return of –47.16% for the same period.2

Small-cap stocks lost considerable value in a volatile market environment, the result of a global economic slowdown and an intensifying financial crisis. While we are never satisfied with negative absolute returns, especially of this magnitude, we nonetheless are pleased that the fund produced higher returns than its benchmark, largely due to favorable stock selections in the health care, energy, information technology, industrials and financials sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation and normally invests at least 80% of its assets in the stocks of companies with market capitalizations within the range of companies in the Russell 2000 Value Index at the time of purchase. Because the fund may continue to hold a security whose market capitalization grows, a substantial portion of the fund’s holdings can have market capitalizations outside the range of the Russell 2000 Value Index at any given time. The fund’s stock investments may include common stocks, preferred stocks and convertible securities of both U.S. and foreign issuers, including those purchased in initial public offerings (IPOs). Potential investments are identified through extensive quantitative and fundamental research, emphasizing three key factors: value, business health and business momentum.

Small-Cap Stocks Retreated Sharply Amid Heightened Volatility

The reporting period witnessed a staggering number of negative financial and economic events that pushed U.S. stocks in all capitalization ranges lower,including small-cap stocks.While many factors contributed to heightened market volatility over the reporting period, a few events

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

stand out as critical drivers of the sharp and sustained decline in stock prices.The bankruptcy of Lehman Brothers and the “seizing up” of the domestic and global credit markets deprived the world economy of the liquidity needed to function normally. At the same time, a crisis in consumer confidence created a sudden urge among formerly profligate Americans to save, reduce debt and abstain from all but essential spending. Difficult conditions in credit markets and a lack of demand for goods and services pushed the rate of U.S. economic decline sharply lower in the fourth quarter of 2008 and the pace accelerated in the first two months of 2009. Amid these deteriorating conditions, all sectors tracked by the fund and Index posted negative double-digit absolute returns for the reporting period, a testament to the depth and breadth of this historic bear market.

Positive Stock Selection Supported Relative Performance

Although the fund declined along with the small-cap market during the reporting period, our security selection process enabled it to produce higher returns than its benchmark.The fund’s better relative performance stemmed from individual stock selections within five key sectors: information technology, health care, consumer discretionary, industrials and energy. Among information technology stocks, Cypress Semiconductor, a maker of integrated circuits and other specialty products for the computer and data communications markets, fared especially well, as did Macrovision Solutions, which offers content copyright protection and other services to media programmers. In the health care sector, the fund scored successes with two specialty pharmaceutical firms, Biovail and Facet Biotech. Advance Auto Parts, hhgregg, an electronics retailer, and Hot Topic, a teen-oriented apparel company, all contributed to positive relative performance. In the industrials sector,TransDigm Group, a manufacturer and distributor of commercial and military aircraft components, held up well.Top performers among the fund’s energy stocks included Comstock Resources, an independent natural oil and gas producer.

On the other hand, the fund’s relative performance was hindered by a few stocks in the consumer staples and materials areas. Supermarket chain The Great Atlantic & Pacific Tea Company (A&P) disappointed due to high debt levels in an especially difficult credit environment, while several packaging producers were hurt by a challenging economy and increased competition from foreign companies.

4

Challenges Continue

We believe that many of the challenges of the current economic environment will persist through the first half of 2009, leaving investors understandably frustrated. However, we are encouraged by the massive amount of global fiscal and monetary stimulus being injected into the world economy,the benefits of which have yet to be realized.In addition, as individuals have taken a wait-and-see approach to investing, assets invested in money market funds have risen sharply, representing a large pool of potential buyers who may be waiting for an opportune time to re-enter the market.When that occurs, and once new savings levels have been established,we believe it is likely that the U.S.consumer will resume spending, albeit at a more cautious pace than in past recoveries. Consequently, in our view, the prospects for small-cap stocks are likely to be more favorable as 2009 progresses and attention shifts to the much-anticipated improvements in U.S. and global business conditions.

Market Conditions Have Created Potential Opportunities

While painful to experience a market decline of this magnitude, the distress has created a substantial number of potential long-term investment opportunities. The market today appears to be focused only on short-term negatives. Because our investment process focuses on the true value of a company and its estimated prospects one to three years into the future, we are currently able to identify what we believe are a higher than normal number of attractive investment options.We are excited by the opportunities being presented, which we believe will play into the strength of our approach.

March 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
Part of the fund’s recent performance is attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on fund performance.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Small Company Value Fund from September 1, 2008 to February 28, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended February 28, 2009

Expenses paid per $1,000†	$5.48
Ending value (after expenses)	$625.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended February 28, 2009

Expenses paid per $1,000†	$6.80
Ending value (after expenses)	$1,018.05

† Expenses are equal to the fund’s annualized expense ratio of 1.36%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS February 28, 2009 (Unaudited)

Common Stocks—98.2%	Shares	Value ($)

Consumer Discretionary—23.4%
Abercrombie & Fitch, Cl. A	50,780 [a]	1,116,652
Advance Auto Parts	42,790	1,636,717
Brinker International	38,830	427,130
Cheesecake Factory	141,290 [b]	1,150,101
Citi Trends	100,960 [b]	1,231,712
Coldwater Creek	215,470 [a,b]	364,144
DSW, Cl. A	19,440 [a,b]	169,322
Genesco	22,830 [a,b]	326,469
Guess?	21,430	344,380
Hanesbrands	27,371 [b]	191,597
hhgregg	129,760 [a,b]	1,331,338
Hot Topic	49,600 [b]	440,448
Mohawk Industries	45,880 [a,b]	1,036,429
P.F. Chang’s China Bistro	45,940 [a,b]	905,018
Pool	114,070 [a]	1,513,709
Pulte Homes	65,140	597,985
Texas Roadhouse, Cl. A	110,370 [a,b]	905,034
Warnaco Group	33,860 [b]	733,069
		14,421,254
Consumer Staples—3.7%
Great Atlantic & Pacific Tea	244,179 [a,b]	993,809
Smithfield Foods	33,160 [a,b]	260,306
Winn-Dixie Stores	104,954 [b]	1,014,905
		2,269,020
Energy—3.2%
Comstock Resources	23,160 [b]	704,759
Holly	16,080	374,825
PetroHawk Energy	52,660 [b]	896,273
		1,975,857
Financial—16.0%
Cypress Sharpridge Investments	70,633 [c]	494,431
East West Bancorp	75,180 [a]	534,530
First Cash Financial Services	123,619 [b]	1,688,636

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
First Horizon National	96,806 [a]	887,711
Glacier Bancorp	22,980 [a]	353,662
Hanover Insurance Group	44,460	1,563,658
HCC Insurance Holdings	39,830	874,268
Jefferies Group	114,620 [a]	1,133,592
KBW	21,490 [b]	305,373
MFA Financial	102,260	586,972
PartnerRe	19,780 [a]	1,224,382
RenaissanceRe Holdings	4,410	198,582
		9,845,797
Health Care—15.5%
Alliance Healthcare Service	170,910 [b]	1,401,462
Amedisys	37,050 [a,b]	1,211,905
Amylin Pharmaceuticals	115,680 [a,b]	1,056,158
AngioDynamics	100,370 [b]	1,191,392
Biovail	148,610	1,567,836
Facet Biotech	213,200 [b]	1,387,932
MDS	225,600 [b]	1,479,936
Omnicell	37,830 [b]	271,619
		9,568,240
Industrial—13.7%
Altra Holdings	153,600 [b]	826,368
Con-way	13,760	207,914
EnergySolutions	189,600	1,222,920
Heartland Express	49,450 [a]	611,697
Huron Consulting Group	9,140 [a,b]	377,208
Interline Brands	9,030 [b]	71,698
McDermott International	51,740 [b]	610,015
Navigant Consulting	96,510 [b]	1,251,735
Old Dominion Freight Line	19,910 [b]	433,839
Thomas & Betts	43,170 [b]	989,025
TransDigm Group	26,440 [b]	934,390
UTi Worldwide	71,890	883,528
		8,420,337

8

Common Stocks (continued)	Shares	Value ($)

Information Technology—18.9%
Applied Micro Circuits	54,972 [b]	198,449
Ariba	127,440 [b]	1,115,100
Cypress Semiconductor	456,940 [a,b]	2,540,586
Electro Rent	63,470	485,546
Emulex	85,900 [b]	451,834
Intersil, Cl. A	25,740	260,231
Lawson Software	46,480 [b]	178,483
Macrovision Solutions	110,680 [b]	1,740,996
Micros Systems	32,990 [b]	530,479
MSC.Software	79,400 [b]	366,828
SRA International, Cl. A	69,820 [b]	948,156
STEC	40,590 [b]	228,928
Synchronoss Technologies	169,687 [a,b]	1,618,814
Teradyne	216,190 [b]	892,865
Websense	8,670 [b]	96,757
		11,654,052
Materials—.6%
Spartech	49,400	122,512
Temple-Inland	45,600 [a]	216,600
		339,112
Telecommunication Services—1.7%
Leap Wireless International	39,490 [a,b]	1,070,574
Utilities—1.5%
Central Vermont Public Service	35,560	732,536
DPL	8,060	162,006
		894,542
Total Common Stocks
(cost $75,597,357)		60,458,785

Other Investment—.6%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $347,000)	347,000 [d]	347,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—20.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $12,573,020)	12,573,020 [d]	12,573,020
Total Investments (cost $88,517,377)	119.2%	73,378,805
Liabilities, Less Cash and Receivables	(19.2%)	(11,797,525)
Net Assets	100.0%	61,581,280

a All or a portion of these securities are on loan. At February 28, 2009, the total market value of the fund’s securities on loan is $11,517,992 and the total market value of the collateral held by the fund is $12,573,020.
b Non-income producing security.
c Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, this security amounted to $494,431 or 0.8% of net assets.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Consumer Discretionary	23.4	Consumer Staples	3.7
Money Market Investments	21.0	Energy	3.2
Information Technology	18.9	Telecommunication Services	1.7
Financial	16.0	Utilities	1.5
Health Care	15.5	Materials	.6
Industrial	13.7		119.2

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES February 28, 2009 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $11,517,992)—Note 1(b):
Unaffiliated issuers	75,597,357	60,458,785
Affiliated issuers	12,920,020	12,920,020
Receivable for investment securities sold		1,938,146
Dividends and interest receivable		56,656
Receivable for shares of Common Stock subscribed		966
Prepaid expenses		51,443
		75,426,016
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		70,707
Cash overdraft due to Custodian		71,548
Liability for securities on loan—Note 1(b)		12,573,020
Payable for investment securities purchased		1,060,342
Payable for shares of Common Stock redeemed		31,953
Accrued expenses		37,166
		13,844,736
Net Assets ($)		61,581,280
Composition of Net Assets ($):
Paid-in capital		111,236,321
Accumulated undistributed investment income—net		77,683
Accumulated net realized gain (loss) on investments		(34,594,152)
Accumulated net unrealized appreciation
(depreciation) on investments		(15,138,572)
Net Assets ($)		61,581,280
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		4,983,865
Net Asset Value, offering and redemption price per share ($)		12.36

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $12,673 foreign taxes withheld at source):
Unaffiliated issuers	452,981
Affiliated issuers	4,457
Income from securities lending	111,276
Total Income	568,714
Expenses:
Management fee—Note 3(a)	270,703
Shareholder servicing costs—Note 3(b)	145,216
Prospectus and shareholders’ reports	24,080
Professional fees	19,309
Custodian fees—Note 3(b)	13,352
Registration fees	8,825
Directors’ fees and expenses—Note 3(c)	3,952
Loan commitment fees—Note 2	81
Interest expense—Note 2	44
Miscellaneous	8,427
Total Expenses	493,989
Less—reduction in fees due to
earnings credits—Note 1(b)	(4,255)
Net Expenses	489,734
Investment Income—Net	78,980
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(21,704,708)
Net unrealized appreciation (depreciation) on investments	(16,766,314)
Net Realized and Unrealized Gain (Loss) on Investments	(38,471,022)
Net (Decrease) in Net Assets Resulting from Operations	(38,392,042)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)	August 31, 2008

Operations ($):
Investment income—net	78,980	286,638
Net realized gain (loss) on investments	(21,704,708)	(9,780,616)
Net unrealized appreciation
(depreciation) on investments	(16,766,314)	2,291,750
Net Increase (Decrease) in Net Assets
Resulting from Operations	(38,392,042)	(7,202,228)
Dividends to Shareholders from ($):
Investment income—net	(782,003)	(453,630)
Net realized gain on investments	(587,748)	(23,143,887)
Total Dividends	(1,369,751)	(23,597,517)
Capital Stock Transactions ($):
Net proceeds from shares sold	2,372,661	3,674,414
Dividends reinvested	1,334,388	22,962,164
Cost of shares redeemed	(5,544,734)	(15,350,707)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(1,837,685)	11,285,871
Total Increase (Decrease) in Net Assets	(41,599,478)	(19,513,874)
Net Assets ($):
Beginning of Period	103,180,758	122,694,632
End of Period	61,581,280	103,180,758
Undistributed investment income—net	77,683	780,706
Capital Share Transactions (Shares):
Shares sold	157,149	171,598
Shares issued for dividends reinvested	107,960	1,100,246
Shares redeemed	(389,602)	(696,284)
Net Increase (Decrease) in Shares Outstanding	(124,493)	575,560

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2009			Year Ended August 31,

	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	20.20	27.07	23.12	27.31	20.42	18.69
Investment Operations:
Investment income (loss)—net[a]	.02	.06	.08	(.11)	(.17)	(.18)
Net realized and unrealized
gain (loss) on investments	(7.58)	(1.52)	4.90	(1.69)	7.06	1.91
Total from Investment Operations	(7.56)	(1.46)	4.98	(1.80)	6.89	1.73
Distributions:
Dividends from
investment income—net	(.16)	(.10)	—	—	—	—
Dividends from net realized
gain on investments	(.12)	(5.31)	(1.03)	(2.39)	—	—
Total Distributions	(.28)	(5.41)	(1.03)	(2.39)	—	—
Net asset value, end of period	12.36	20.20	27.07	23.12	27.31	20.42
Total Return (%)	(37.45)[b]	(6.04)	21.83	(7.37)	33.74	9.26
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.37[c]	1.23	1.21	1.19	1.18	1.22
Ratio of net expenses
to average net assets	1.36[c]	1.23[d]	1.21	1.19	1.18	1.22
Ratio of net investment income
(loss) to average net assets	.22[c]	.26	.29	(.45)	(.70)	(.83)
Portfolio Turnover Rate	83.17[b]	175.45	165.75	170.59	107.07	113.42
Net Assets, end of period
($ x 1,000)	61,581	103,181	122,695	136,298	183,429	171,167

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Small Company Value Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers eleven series, including the fund. The fund’s investment objective is capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to existing shareholders without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

16

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable Unobservable
	Prices	Inputs	Inputs	Total

Assets ($)
Investments in
Securities	73,378,805	0	0	73,378,805
Other Financial
Instruments†	0	0	0	0
Liabilities ($)
Other Financial
Instruments†	0	0	0	0

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and any options contracts.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended February 28, 2009,The Bank of New York Mellon earned $47,690, from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

18

Each of the tax years in the three-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2008 was as follows: ordinary income $17,062,863 and long-term capital gains $6,534,654.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit primarily to be utilized for temporary or emergency purposes including the financing of redemptions. The terms of the line of credit agreement limits the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. Effective October 15, 2008, in connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the unsecured line of credit.

The average daily amount of borrowings outstanding under the line of credit during the period ended February 28, 2009, was approximately $8,200, with a related weighted average annualized interest rate of 1.09%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2009, the fund was charged $90,234 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2009, the fund was charged $30,046 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2009, the fund was charged $4,255 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2009, the fund was charged $13,352 pursuant to the custody agreement.

During the period ended February 28, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $37,840, shareholder services plan fees $12,613, custodian fees $7,950, chief compliance officer fees $1,995 and transfer agency per account fees $10,309.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

20

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2009, amounted to $62,301,755 and $63,530,222, respectively.

At February 28, 2009, accumulated net unrealized depreciation on investments was $15,138,572, consisting of $3,039,887 gross unrealized appreciation and $18,178,459 gross unrealized depreciation.

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 21

Dreyfus Midcap Value Fund

SEMIANNUAL REPORT February 28, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Midcap Value Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Midcap Value Fund, covering the six-month period from September 1, 2008, through February 28, 2009.

The reporting period was extremely challenging for investors.The U.S. economy has continued to weaken amid plunging housing prices, rising unemployment and tight credit conditions. Meanwhile, the worst financial crisis of our generation has driven major financial institutions and automobile manufacturers to the brink of bankruptcy. Although government and monetary authorities have responded aggressively with massive bailouts, liquidity injections and stimulus programs, several major stock indices have shed more than half their value since peaking in the fall of 2007.The steep decline in equity markets has been broad-based, with stocks across all capitalization ranges and economic sectors losing considerable value.

We so far have seen no signs of imminent improvement in the economic climate, but the financial markets appear to have priced in investors’ generally low expectations. In previous recessions, the markets have tended to anticipate economic rebounds before they occur, leading to major market rallies when few expected them.That is why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk. As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation March 16, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through February 28, 2009, as provided by David A. Daglio and Mark P. Dishop, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2009, Dreyfus Midcap Value Fund’s Class A shares produced a total return of –43.09%, Class C shares returned –43.36% and Class I shares returned –43.06%.1 In comparison, the fund’s benchmark, the Russell MidcapValue Index (the “Index”), produced a –48.03% total return for the same period.2

Midcap stocks lost considerable value in a volatile market environment, the result of a global recession and an intensifying financial crisis.While we are never satisfied with negative absolute returns, especially of this magnitude, we nonetheless are pleased that the fund produced higher returns than its benchmark, largely due to favorable stock selections in the financials, consumer discretionary and energy sectors.

The Fund’s Investment Approach

The fund’s goal is to surpass the performance of the Index by investing in midcap companies, which we consider as having market capitalizations between $1 billion and $25 billion at the time of purchase.We identify potential investments through extensive quantitative and fundamental research.When selecting stocks, the fund will focus on individual stock selection, emphasizing three key factors: value, sound business fundamentals and business momentum.We typically sell a stock when we no longer consider it attractively valued, when it appears less likely to benefit from the current market and economic environment, when it shows deteriorating fundamentals or declining momentum or when its performance falls short of our expectations.

Midcap Stocks Retreated Sharply Amid Heightened Volatility

The six-month reporting period witnessed a staggering number of negative financial and economic events that pushed U.S. stocks in all capitalization ranges lower, including midcap stocks.While many factors contributed to heightened market volatility during the reporting period, a few events stand out as critical drivers of the sharp and sustained decline in stock prices. The bankruptcy of Lehman Brothers and the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

“seizing up” of domestic and global credit markets deprived the world economy of the liquidity needed to function normally.At the same time, a crisis in consumer confidence created a sudden urge among formerly profligate Americans to save, reduce debt and abstain from all but essential spending. Difficult conditions in credit markets and a lack of demand for goods and services pushed the rate of U.S. economic decline sharply lower in the fourth quarter of 2008 and the pace accelerated in the first two months of 2009.As a result, all sectors tracked by the Index posted negative double-digit absolute returns over the reporting period, a testament to the depth and breadth of this historic bear market.

Positive Stock Selection Supported Relative Performance

Although the fund declined along with the midcap market during the reporting period, our security selection process enabled it to produce higher returns than its benchmark. The fund’s positive relative performance stemmed from individual stock selections within the financials, consumer discretionary and energy sectors. In the financials area, the fund scored successes with two holdings, Annaly Capital Management, a real estate investment trust (REIT), and PartnerRe Ltd., a reinsurance company that fared well due to firmer insurance pricing in light of reduced competition in a consolidating industry. Gains among consumer discretionary stocks were most pronounced from Advance Auto Parts, AutoZone and Best Buy, the latter of which benefited when one of its major competitors, Circuit City, ceased operations. Within the energy sector, the fund achieved gains through two Texas-based natural oil and gas producers, Southwestern Energy and Range Resources.

On the other hand,the fund’s relative performance was hindered by a few stocks in the health care and materials areas. Zimmer Holdings, a maker of orthopedic products, fell sharply as patients delayed elective surgeries during an uncertain economic environment.Other health care detractors included Elan, a specialty pharmaceutical company. In the materials sector, specialty chemicals firm Cytec Industries fared relatively poorly, and some packaging companies declined due to reduced demand.

Challenges Continue

We believe that many of the challenges of the current economic environment will persist through the first half of 2009, leaving investors understandably frustrated. However, we are encouraged by the massive

4

amount of global fiscal and monetary stimulus being injected into the world economy,the benefits of which have yet to be realized.In addition, as individuals have taken a wait-and-see approach to investing, cash levels into money market funds have risen sharply, representing a large pool of potential buyers who may be waiting for an opportune time to re-enter the market.When that occurs, and once new savings levels have been established, we believe it is likely that the U.S. consumer will resume spending, albeit at a more cautious pace than in past recoveries. Consequently, in our view, the prospects for midcap stocks are likely to be more favorable as 2009 progresses and attention shifts to the much-anticipated improvements in global business conditions.

Market Conditions Have Created Potential Opportunities

While painful to experience a market decline of this magnitude, the distress has created a substantial number of long-term investment opportunities.The market today appears to be focused only on short-term negatives. Because our investment process focuses on the true value of a company and its estimated prospects one to three years into the future, we are currently able to identify what we believe are a higher than normal number of attractive investment options. We are excited by the opportunities being presented, which we believe will play into the strength of our approach.

March 16, 2009

Effective 5/30/2008, the fund was renamed and adopted a multiple class structure. Existing shareholders have received Class A shares and have been grandfathered with respect to the front-
end load. Class C and I shares have also been added.
1	Total return includes reinvestment of dividends and any capital gains paid. It includes the maximum initial sales charges in the case of Class A shares, and the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares.The total return figures for
Class C and Class I shares reflect the performance of the fund’s Class A shares for periods prior to 5/30/08, adjusted to reflect the applicable sales load for that class and the applicable distribution/servicing fees thereafter. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Russell Midcap Value Index is a widely accepted, unmanaged index of medium-cap stock market performance and measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Midcap Value Fund from September 1, 2008 to February 28, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2009
	Class A	Class C	Class I

Expenses paid per $1,000†	$ 4.94	$ 8.47	$ 4.51
Ending value (after expenses)	$569.10	$566.40	$569.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2009
	Class A	Class C	Class I

Expenses paid per $1,000†	$ 6.36	$ 10.89	$ 5.81
Ending value (after expenses)	$1,018.50	$1,013.98	$1,019.04

† Expenses are equal to the fund’s annualized expense ratio of 1.27% for Class A, 2.18% for Class C and 1.16% for Class I; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 28, 2009 (Unaudited)

Common Stocks—94.5%	Shares	Value ($)

Consumer Discretionary—24.9%
Abercrombie & Fitch, Cl. A	277,040 [a]	6,092,110
Advance Auto Parts	313,770	12,001,702
American Eagle Outfitters	808,740	7,893,302
Bed Bath & Beyond	3,160 [a,b]	67,308
Best Buy	222,320	6,407,262
Brinker International	165,970	1,825,670
Darden Restaurants	238,760	6,479,946
Guess?	410,550	6,597,538
Hanesbrands	204,829 [b]	1,433,803
Lowe’s Cos.	721,450	11,427,768
Mohawk Industries	386,035 [a,b]	8,720,531
News, Cl. A	1,805,150	10,036,634
Pulte Homes	591,460 [a]	5,429,603
Staples	417,680	6,661,996
Urban Outfitters	106,250 [b]	1,768,000
VF	200,090	10,384,671
		103,227,844
Consumer Staples—8.1%
Cadbury, ADR	100,666	3,084,406
Coca-Cola Enterprises	944,660	10,844,697
Dr. Pepper Snapple Group	352,314 [b]	4,950,012
Lorillard	64,070	3,744,251
Safeway	17,020	314,870
Smithfield Foods	470,990 [a,b]	3,697,271
Walgreen	292,590	6,981,197
Winn-Dixie Stores	3,260 [b]	31,524
		33,648,228
Energy—6.0%
CNX Gas	2,440 [a,b]	53,216
Oceaneering International	110,490 [b]	3,510,267
PetroHawk Energy	280,640 [b]	4,776,493
Range Resources	150,980	5,370,359
Southwestern Energy	371,760 [b]	10,695,535
Weatherford International	20,820 [a,b]	222,149
		24,628,019

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Exchange Traded Funds—.1%
Midcap SPDR Trust Series 1	3,280 [a]	269,354
Financial—13.9%
ACE	139,610	5,097,161
Annaly Capital Management	572,910 [a]	7,963,449
Brandywine Realty Trust	22,610	106,719
Comerica	94,660	1,420,847
First Horizon National	261,262 [a]	2,395,773
Hanover Insurance Group	48,800	1,716,296
HCC Insurance Holdings	235,040	5,159,128
HRPT Properties Trust	155,810 [a]	503,266
Jefferies Group	919,660 [a]	9,095,437
Mack-Cali Realty	29,520	504,202
Marsh & McLennan Cos.	5,620	100,767
Moody’s	610,140 [a]	10,952,013
Northern Trust	89,380	4,965,059
PartnerRe	117,510 [a]	7,273,869
RenaissanceRe Holdings	2,680	120,680
		57,374,666
Health Care—9.8%
Amylin Pharmaceuticals	719,290 [a,b]	6,567,118
Covance	87,590 [b]	3,326,668
Elan, ADR	574,800 [a,b]	3,552,264
Hospira	431,010 [b]	9,999,432
St. Jude Medical	226,430 [b]	7,508,419
WellPoint	104,850 [b]	3,556,512
Zimmer Holdings	175,050 [b]	6,130,251
		40,640,664
Industrial—8.1%
C.H. Robinson Worldwide	35,810 [a]	1,481,818
Covanta Holding	274,910 [b]	4,186,879
FedEx	137,170	5,927,116
Heartland Express	161,710	2,000,353
Masco	884,560	4,555,484
McDermott International	618,170 [b]	7,288,224
Robert Half International	406,750 [a]	6,251,747
Thomas & Betts	83,680 [b]	1,917,109
		33,608,730

8

Common Stocks (continued)	Shares	Value ($)

Information Technology—16.8%
ASML Holding (NY Shares)	342,270 [a]	5,178,545
Broadcom, Cl. A	299,550 [b]	4,927,598
eBay	45,920 [b]	499,150
Electronic Arts	692,590 [b]	11,296,143
Intersil, Cl. A	138,570	1,400,943
Macrovision Solutions	207,970 [b]	3,271,368
MasterCard, Cl. A	38,590 [a]	6,098,378
Maxim Integrated Products	973,010 [a]	11,773,421
Motorola	1,972,770	6,944,150
NVIDIA	540,060 [b]	4,471,697
Western Union	749,190	8,360,960
Yahoo!	400,050 [b]	5,292,662
		69,515,015
Materials—1.4%
Air Products & Chemicals	47,090	2,177,913
Celanese, Ser. A	90,770	775,176
International Paper	490,979	2,793,671
		5,746,760
Telecommunication Services—3.9%
Leap Wireless International	390,360 [a,b]	10,582,660
Viacom, Cl. B	353,640 [a,b]	5,442,520
		16,025,180
Utilities—1.5%
Alliant Energy	29,440	680,947
Consolidated Edison	15,040	544,598
Dominion Resources	90,760	2,739,137
DPL	75,464	1,516,826
PG & E	23,900	913,458
		6,394,966
Total Common Stocks
(cost $551,378,743)		391,079,426

Other Investment—1.4%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,594,000)	5,594,000 [c]	5,594,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—19.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $78,582,668)	78,582,668 [c]	78,582,668
Total Investments (cost $635,555,411)	114.9%	475,256,094
Liabilities, Less Cash and Receivables	(14.9%)	(61,794,482)
Net Assets	100.0%	413,461,612

ADR—American Depository Receipts
a All or a portion of these securities are on loan. At February 28, 2009, the total market value of the fund’s securities on loan is $74,890,776 and the total market value of the coll ateral held by the fund is $78,582,668.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Consumer Discretionary	24.9	Energy	6.0
Money Market Investments	20.4	Telecommunication Services	3.9
Information Technology	16.8	Utilities	1.5
Financial	13.9	Materials	1.4
Health Care	9.8	Exchange Traded Funds	.1
Industrial	8.1
Consumer Staples	8.1		114.9

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2009 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $74,890,776)—Note 1(b):
Unaffiliated issuers		551,378,743	391,079,426
Affiliated issuers		84,176,668	84,176,668
Cash			516,788
Receivable for investment securities sold			18,572,954
Dividends and interest receivable			832,717
Receivable for shares of Common Stock subscribed			206,885
Prepaid expenses			88,393
			495,473,831
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			395,318
Liability for securities on loan—Note 1(b)			78,582,668
Payable for investment securities purchased			2,151,846
Payable for shares of Common Stock redeemed			648,184
Accrued expenses			234,203
			82,012,219
Net Assets ($)			413,461,612
Composition of Net Assets ($):
Paid-in capital			813,290,937
Accumulated undistributed investment income—net			1,562,738
Accumulated net realized gain (loss) on investments			(241,092,746)
Accumulated net unrealized appreciation
(depreciation) on investments			(160,299,317)
Net Assets ($)			413,461,612

Net Asset Value Per Share
	Class A	Class C	Class I

Net Assets ($)	413,433,721	22,677	5,214
Shares Outstanding	28,051,138	1,553	355
Net Asset Value Per Share ($)	14.74	14.60	14.69

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	4,558,882
Affiliated issuers	32,576
Income from securities lending	203,032
Total Income	4,794,490
Expenses:
Management fee—Note 3(a)	1,920,702
Shareholder servicing costs—Note 3(c)	1,160,232
Prospectus and shareholders’ reports	43,689
Custodian fees—Note 3(c)	37,006
Registration fees	33,930
Professional fees	26,108
Directors’ fees and expenses—Note 3(d)	21,096
Loan commitment fees—Note 2	1,568
Interest expense—Note 2	1,510
Distribution fees—Note 3(b)	83
Miscellaneous	12,226
Total Expenses	3,258,150
Less—reduction in fees due to earnings credits—Note 1(b)	(10,502)
Net Expenses	3,247,648
Investment Income—Net	1,546,842
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(164,874,358)
Net unrealized appreciation (depreciation) on investments	(165,888,543)
Net Realized and Unrealized Gain (Loss) on Investments	(330,762,901)
Net (Decrease) in Net Assets Resulting from Operations	(329,216,059)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)[a]	August 31, 2008[b]

Operations ($):
Investment income—net	1,546,842	934,723
Net realized gain (loss) on investments	(164,874,358)	(53,395,920)
Net unrealized appreciation
(depreciation) on investments	(165,888,543)	(5,514,426)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(329,216,059)	(57,975,623)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(916,357)	(1,496,577)
Class C Shares	(78)	—
Class I Shares	(34)	—
Class T Shares	(22)	—
Net realized gain on investments:
Class A Shares	—	(163,126,927)
Total Dividends	(916,491)	(164,623,504)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	35,336,308	69,363,456
Class C Shares	9,000	26,336
Class I Shares	—	10,000
Class T Shares	—	10,000
Dividends reinvested:
Class A Shares	904,908	162,499,979
Class C Shares	50	—
Cost of shares redeemed:
Class A Shares	(69,583,549)	(280,083,785)
Class T Shares	(5,687)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(33,338,970)	(48,174,014)
Total Increase (Decrease) in Net Assets	(363,471,520)	(270,773,141)
Net Assets ($):
Beginning of Period	776,933,132	1,047,706,273
End of Period	413,461,612	776,933,132
Undistributed investment income—net	1,562,738	932,387

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)[a]	August 31, 2008[b]

Capital Share Transactions:
Class Ac
Shares sold	1,957,009	2,459,015
Shares issued for dividends reinvested	54,578	5,663,638
Shares redeemed	(3,897,576)	(9,631,032)
Net Increase (Decrease) in Shares Outstanding	(1,885,989)	(1,508,379)
Class C
Shares sold	550	1,000
Shares issued for dividends reinvested	3	—
Net Increase (Decrease) in Shares Outstanding	553	1,000
Class I
Shares sold	—	355
Net Increase (Decrease) in Shares Outstanding	—	355
Class Tc
Shares sold	—	355
Shares redeemed	(355)	—
Net Increase (Decrease) in Shares Outstanding	(355)	355

a Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b The fund commenced offering four classes of shares on May 30, 2008.The existing shares were redesignated Class A shares and the fund added Class C, Class I and Class T shares.
c On the close of business on February 4, 2009, 355 Class T shares representing $5,687 were automatically converted to 353 Class A shares.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portflio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2009			Year Ended August 31,

Class A Shares	(Unaudited)	2008[a]	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	25.95	33.32	31.62	33.98	27.25	23.85
Investment Operations:
Investment income (loss)—net[b] .05		.03	.12	(.05)	(.13)	(.10)
Net realized and
unrealized gain
(loss) on investments	(11.23)	(1.68)	4.52	1.07	6.86	3.50
Total from Investment
Operations	(11.18)	(1.65)	4.64	1.02	6.73	3.40
Distributions:
Dividends from
investment income—net	(.03)	(.05)	(.06)	—	—	—
Dividends from net realized
gain on investments	—	(5.67)	(2.88)	(3.38)	—	—
Total Distributions	(.03)	(5.72)	(2.94)	(3.38)	—	—
Net asset value,
end of period	14.74	25.95	33.32	31.62	33.98	27.25
Total Return (%)[c]	(43.09)[d]	(6.59)	14.96	2.97	24.70	14.26
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	1.27[e]	1.20	1.18	1.18	1.16	1.18
Ratio of net expenses
to average net assets	1.27[e,f]	1.20[f]	1.18	1.18	1.16	1.18
Ratio of net investment
income (loss) to
average net assets	.60[e]	.10	.35	(.15)	(.42)	(.37)
Portfolio Turnover Rate	66.36[d]	144.14	165.55	152.68	128.55	145.33
Net Assets, end of period
($ x 1,000)	413,434	776,889	1,047,706	1,130,512	1,413,910	1,179,880

a	The fund commenced offering four classes of shares on May 30, 2008, existing shares were redesignated Class A shares.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2009	Year Ended
Class C Shares	(Unaudited)	August 31, 2008[a]

Per Share Data ($):
Net asset value, beginning of period	25.89	28.17
Investment Operations:
Investment (loss)—net[b]	(.03)	(.05)
Net realized and unrealized
gain (loss) on investments	(11.18)	(2.23)
Total from Investment Operations	(11.21)	(2.28)
Distributions:
Dividends from investment income—net	(.08)	—
Net asset value, end of period	14.60	25.89
Total Return (%)[c,d]	(43.36)	(8.55)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	2.19	2.07
Ratio of net expenses to average net assets[e]	2.18	2.06
Ratio of net investment (loss) to average net assets[e]	(.30)	(.76)
Portfolio Turnover Rate[d]	66.36	144.14
Net Assets, end of period ($ x 1,000)	23	26

a	From May 30, 2008 (commencement of initial offering) to August 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

16

	Six Months Ended
	February 28, 2009	Year Ended
Class I Shares	(Unaudited)	August 31, 2008[a]

Per Share Data ($):
Net asset value, beginning of period	25.95	28.17
Investment Operations:
Investment income—net[b]	.06	.00[c]
Net realized and unrealized
gain (loss) on investments	(11.22)	(2.22)
Total from Investment Operations	(11.16)	(2.22)
Distributions:
Dividends from investment income—net	(.10)	—
Net asset value, end of period	14.69	25.95
Total Return (%)[d]	(43.06)	(8.37)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	1.16	1.17
Ratio of net expenses to average net assets[e]	1.16[f]	1.16
Ratio of net investment income to average net assets[e]	.72	.06
Portfolio Turnover Rate[d]	66.36	144.14
Net Assets, end of period ($ x 1,000)	5	9

a	From May 30, 2008 (commencement of initial offering) to August 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amount to less than .01%.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Midcap Value Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers eleven series, including the fund.The fund’s investment objective is to surpass the performance of the Russell Midcap Value Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Directors held on July 15, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the fund from “Dreyfus Premier Midcap Value Fund” to “Dreyfus Midcap Value Fund”.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue 475 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (225 million shares authorized), Class C (125 million shares authorized) and Class I (125 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in ClassT of the fund, except that participants in cer-

18

tain group retirement plans were able to open a new account in Class T of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

As of February 28, 2009, MBC Investment Corp., an indirect subsidiary of BNY Mellon, held 355 of the outstanding Class C and Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

20

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Assets ($)
Investment in
Securities	475,256,094	0	0	475,256,094
Other Financial
Instruments†	0	0	0	0
Liabilities ($)
Other Financial
Instruments†	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and any options contracts.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended February 28, 2009, The Bank of New York Mellon earned $87,014 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital

22

gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $4,395,586 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31,2008. If not applied the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2008 was as follows: ordinary income $94,852,776 and long-term capital gains $69,770,728.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus managed funds in a $300 million unsecured line of credit primarily to be utilized for temporary or emergency purposes including the financing of redemptions.The terms

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of the line of credit agreement limits the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. Effective October 15, 2008, in connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the unsecured line of credit.

The average daily amount of borrowings outstanding under the line of credit during the period ended February 28, 2009, was approximately $170,100, with a related weighted average annualized interest rate of 1.79%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 28, 2009, the Distributor retained $72 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended February 28, 2009, Class C and Class T shares were charged $76 and $7, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or

24

other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2009, Class A, Class C and Class T shares were charged $640,194, $25 and $7, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2009, the fund was charged $75,679 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2009, the fund was charged $10,502 pursuant to the cash management agreement. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2009, the fund was charged $37,006 pursuant to the custody agreement.

During the period ended February 28, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $258,195, Rule 12b-1 distribution plan fees $14, shareholder services plan fees $86,064, custodian fees $24,075, chief compliance officer fees $1,995 and transfer agency per account fees $24,975.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2009, amounted to $353,000,614 and $401,963,912, respectively.

At February 28, 2009, accumulated net unrealized depreciation on investments was $160,299,317, consisting of $7,760,527 gross unrealized appreciation and $168,059,844 gross unrealized depreciation.

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161,“Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

26

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
17	Financial Highlights
21	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus International Value Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Value Fund, covering the six-month period from September 1, 2008, through February 28, 2009.

The reporting period was extremely challenging for investors throughout the world. The U.S. and most international economies have continued to weaken amid plunging housing prices, rising unemployment and tight credit conditions. Meanwhile, the worst financial crisis of our generation has driven major financial institutions to the brink of bankruptcy. Although government and monetary authorities have responded aggressively with massive bailouts, lower interest rates and economic stimulus programs, several major international stock indices have shed more than half their value since peaking in the fall of 2007. The steep decline in equity markets has been broad-based, with stocks across all geographic regions, capitalization ranges and economic sectors losing considerable value.

We so far have seen no signs of imminent improvement in the global economic climate, but the financial markets appear to have priced in investors’ generally low expectations. In previous recessions, the markets have tended to anticipate economic rebounds before they occur, leading to major market rallies when few expected them.That is why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk.As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation March 16, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through February 28, 2009, as provided by D. Kirk Henry, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2009, Dreyfus International Value Fund’s Class A shares produced a total return of –38.65%, Class B shares returned –38.98%, Class C shares returned –38.90% and Class I shares returned –38.32%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), produced a total return of –44.58% for the same period.2

International equities fell sharply during the reporting period due to a global economic slowdown and an intensifying financial crisis.While we are never satisfied with negative absolute returns, especially of this magnitude, we nonetheless are pleased that the fund produced higher returns than its benchmark, largely due to the success of our stock selection strategy in Europe.

The Fund’s Investment Approach

The fund seeks long-term capital growth by ordinarily investing most of its assets in stocks of foreign issuers that we consider to be value companies. The fund normally invests in companies in at least 10 foreign countries and generally limits its investments in any single company to no more than 5% of its assets at the time of purchase.

The fund’s investment approach is value-oriented and research-driven. When selecting stocks, we attempt to identify potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection over economic or industry trends, the fund focuses on three key factors: value, business fundamentals and business momentum.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

International Equities Tumbled in Global Economic Downturn

International equities lost substantial value during the reporting period as investor sentiment was depressed by an intensifying recession and a global financial crisis. Rising unemployment and plummeting housing prices led to recessionary conditions in many parts of the world, dampening consumer spending and business investment.At the same time, the effects of the financial crisis were particularly severe among European banks, which reported massive write-downs among assets tied to troubled U.S. housing markets. As a result of these developments, all countries and market sectors tracked by the MSCI EAFE Index posted negative double-digit absolute returns during the reporting period, a testament to the depth and breadth of this historic bear market.

European Equities Supported Fund’s Relative Performance

Although the fund declined along with international markets during the reporting period, our security selection process enabled it to produce higher returns than its benchmark. The bulk of the fund’s positive relative performance stemmed from its holdings in the United Kingdom, France and Germany.Top performers included U.K.’s Centrica,a residential and corporate gas distributor that benefited from its ability to lock in higher gas rates in a declining pricing environment; Unilever, a top maker of packaged consumer goods sold worldwide; and Vodafone, the world’s leading wireless telephone services carrier. In addition, as commodities prices slumped during the reporting period, the fund’s relative performance benefited from lack of exposure to metals-and-mining giants BHP Billiton and Rio Tinto.

In France, the fund receive positive contributions to relative performance from Sanofi-Aventis, Europe’s largest pharmaceutical company and the maker of the allergy medicine Allegra, blood thinners Lovenox and Plavix, cancer drugs Taxotere and Eloxatine, insulin brand Lantus and insomnia treatment Ambien.We also scored relative successes with France Telecom and integrated oil company TOTAL.The fund’s best relative performance in Germany stemmed from Munich Re (Munchener Ruckversicherungs), a reinsurance company that fared well due to firmer insurance pricing in light of reduced competition

4

in a consolidating industry. MTU Aero Engines, an aircraft engine component manufacturer, gained value from its service contracts for commercial military vehicles.

On the other hand, disappointments stemmed from the fund’s stock selections in two relatively small markets, Hong Kong and Finland, as well as the larger market of Japan. In Hong Kong, declines were most severe among banks caught up in the global financial downdraft, including Bank of China Hong Kong Holdings. Holdings in Finnish cellular phone maker Nokia were adversely affected by massive and abrupt declines in global sales.The fund’s Japanese bank stocks fell in tandem with most of the world’s banks. Declines were particularly severe for Nomura Holdings, which acquired Lehman Brothers’Asian business.

Seeking to Protect Capital in a Turbulent Market

As of the end of the reporting period, it is clear to us that global economic conditions have continued to deteriorate and may not rebound as quickly as in previous market downturns.While government officials and monetary authorities across the globe have taken steps to ward off a deeper recession, business conditions remain poor. In this challenging environment, we have focused our efforts on cushioning declines for shareholders through investments in companies that, in our judgment, have solid capital structures, positive cash flows, the flexibility to reduce costs and the ability to deliver earnings growth during economic expansions. In our judgment, stocks with these characteristics are likely to lead the international markets higher in an eventual rebound.

March 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Investments in foreign securities involve special risks. Please read the prospectus for further discussion of these risks.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe, Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The Index does not take into account fees and expenses to which the fund is subject.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Value Fund from September 1, 2008 to February 28, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2009
	Class A	Class B	Class C	Class I

Expenses paid per $1,000†	$ 7.24	$ 10.90	$ 10.39	$ 5.49
Ending value (after expenses)	$613.50	$610.20	$611.00	$616.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2009
	Class A	Class B	Class C	Class I

Expenses paid per $1,000†	$ 9.05	$ 13.61	$ 12.97	$ 6.85
Ending value (after expenses)	$1,015.82	$1,011.26	$1,011.90	$1,018.00

† Expenses are equal to the fund’s annualized expense ratio of 1.81% for Class A, 2.73% for Class B, 2.60% for Class C and 1.37% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 28, 2009 (Unaudited)

Common Stocks—95.0%	Shares	Value ($)

Australia—1.5%
Amcor	283,318	794,153
Insurance Australia Group	207,837	451,887
National Australia Bank	70,310	793,269
		2,039,309
Brazil—.9%
Petroleo Brasileiro, ADR	26,860	744,828
Tele Norte Leste Participacoes, ADR	42,130	510,616
		1,255,444
China—.5%
PetroChina, ADR	8,991	637,192
Finland—2.6%
Nokia	248,690	2,370,878
UPM-Kymmene	151,073	1,074,442
		3,445,320
France—11.2%
BNP Paribas	19,120	629,981
Cap Gemini	12,200	355,266
Carrefour	39,520	1,341,466
Credit Agricole	120,961	1,194,582
France Telecom	69,757	1,575,015
Lagardere	15,320	502,153
Sanofi-Aventis	91,200	4,730,537
Total	81,710	3,882,468
Vivendi	29,220	702,532
		14,914,000
Germany—6.9%
Allianz	8,110	551,394
Bayerische Motoren Werke	45,160	1,130,718
Daimler	25,576	583,955
Deutsche Post	104,974	1,016,736
Deutsche Telekom	58,680	711,555
E.ON	55,770	1,443,035
MTU Aero Engines Holding	34,170	888,472
Muenchener Rueckversicherungs	10,410	1,279,606
RWE	15,654	991,671
Siemens	11,500	587,975
		9,185,117

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Greece—2.3%
Coca-Cola Hellenic Bottling	71,940	875,538
Public Power	148,530	2,255,818
		3,131,356
Hong Kong—3.2%
BOC Hong Kong Holdings	1,773,100	1,757,780
China Mobile, ADR	17,160	743,886
Hutchison Whampoa	183,200	954,168
Johnson Electric Holdings	1,629,000	288,913
Yue Yuen Industrial Holdings	306,000	569,281
		4,314,028
Italy—2.7%
Banco Popolare	94,310	362,570
ENI	44,765	900,067
Finmeccanica	54,596	699,753
Mediaset	245,210	1,095,021
Unipol Gruppo Finanziario	543,724	489,407
		3,546,818
Japan—23.7%
Aeon	163,000	961,634
Astellas Pharma	26,600	882,901
Canon	26,652	673,112
Central Japan Railway	293	1,772,869
Chiyoda	140,300	552,534
Chuo Mitsui Trust Holdings	267,200	807,017
Daiwa House Industry	152,000	987,970
Dentsu	45,600	660,446
JS Group	89,500	956,313
KDDI	335	1,748,067
Matsumotokiyoshi Holdings	20,100	361,211
Mediceo Paltac Holdings	76,300	802,443
Mitsubishi Chemical Holdings	305,000	1,031,366
Mitsubishi Rayon	243,000	439,880
Mitsubishi UFJ Financial Group	448,600	2,040,185
Murata Manufacturing	9,600	364,144
NGK Spark Plug	119,300	921,946
Nippon Express	229,000	658,880

8

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Nissan Motor	183,200	565,071
Nomura Holdings	198,000	821,104
Nomura Research Institute	42,600	667,713
Omron	68,100	784,118
Ricoh	82,800	933,974
Rohm	17,700	848,067
Sekisui Chemical	67,600	287,191
Sharp	104,000	809,652
Shimamura	16,500	846,077
Sumitomo Mitsui
Financial Group	59,300	1,889,807
Takashimaya	127,000	651,709
Takata	63,600	398,878
Takeda Pharmaceutical	21,200	856,401
Tokyo Electron	20,400	680,541
Tokyo Gas	229,200	917,426
Toyota Motor	53,600	1,711,674
Yamaha Motor	85,800	728,855
Yamato Holdings	67,000	653,816
		31,674,992
Malaysia—.6%
Malayan Banking	627,275	857,910
Mexico—.5%
America Movil, ADR, Ser. L	26,730	681,080
Netherlands—3.1%
Aegon	79,285	289,378
Koninklijke DSM	31,050	717,205
Koninklijke Philips Electronics	38,700	624,803
Royal Dutch Shell, Cl. A	111,075	2,448,776
		4,080,162
Russia—.3%
Gazprom, ADR	31,490	409,055
Singapore—2.1%
DBS Group Holdings	435,255	2,179,852
Oversea-Chinese Banking	237,000	679,479
		2,859,331

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

South Africa—.4%
Nedbank Group	71,834	534,934
South Korea—2.6%
Hyundai Motor	16,386	518,106
KB Financial Group, ADR	21,810	410,464
Korea Electric Power, ADR	50,654	386,490
KT, ADR	68,790	826,856
Samsung Electronics	3,045	941,256
SK Telecom, ADR	33,250	445,218
		3,528,390
Spain—.2%
Banco Santander	41,250	256,244
Sweden—1.1%
Sandvik	147,670	795,168
Svenska Cellulosa, Cl. B	94,940	619,272
		1,414,440
Switzerland—8.8%
Adecco	24,200	740,987
Ciba Holding	6,936	281,744
Clariant	146,882 [a]	552,448
Julius Baer Holding	32,170	749,080
Nestle	99,270	3,253,419
Novartis	97,646	3,562,449
Roche Holding	14,000	1,591,657
UBS	112,938 [a]	1,067,739
		11,799,523
Taiwan—.9%
Compal Electronics	1,160,779	653,537
United Microelectronics	2,248,000	491,158
		1,144,695
United Kingdom—18.9%
Anglo American	123,834	1,774,578
BP	631,507	4,052,468
Centrica	546,594	2,116,671
Friends Provident	453,492	459,647
GlaxoSmithKline	188,273	2,881,290
HSBC Holdings	271,759	1,911,207
Old Mutual	872,430	518,322

10

Common Stocks (continued)		Shares	Value ($)

United Kingdom (continued)
Royal Dutch Shell, Cl. A		79,710	1,763,041
Tesco		381,275	1,818,714
Unilever		166,667	3,264,050
Vodafone Group		2,246,098	4,025,818
WPP		134,510	703,822
			25,289,628
Total Common Stocks
(cost $220,797,505)			126,998,968

Preferred Stocks—1.4%

Germany
Henkel & Co.
(cost $3,481,187)		78,620	1,859,849

Other Investment—1.2%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,680,000)		1,680,000 [b]	1,680,000

Total Investments (cost $225,958,692)		97.6%	130,538,817
Cash and Receivables (Net)		2.4%	3,152,792
Net Assets		100.0%	133,691,609

ADR—American Depository Receipts
a Non-income producing security.
b Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)

Financial	17.9	Telecommunication Services	8.4
Health Care	11.4	Information Technology	7.3
Energy	11.1	Utilities	6.1
Consumer Staples	10.3	Materials	5.7
Consumer Discretionary	9.8	Money Market Investment	1.2
Industrial	8.4		97.6

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2009 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			224,278,692	128,858,817
Affiliated issuers			1,680,000	1,680,000
Cash				60,145
Cash denominated in foreign currencies			2,395,205	2,324,439
Dividends and interest receivable				1,883,449
Receivable for investment securities sold				583,799
Receivable for shares of Common Stock subscribed				25,166
Unrealized appreciation on forward
currency exchange contracts—Note 4				217
Prepaid expenses				25,159
				135,441,191
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				566,747
Payable for shares of Common Stock redeemed				623,154
Payable for investment securities purchased				376,782
Unrealized depreciation on forward
currency exchange contracts—Note 4				2,268
Interest payable—Note 2				163
Accrued expenses				180,468
				1,749,582
Net Assets ($)				133,691,609
Composition of Net Assets ($):
Paid-in capital				314,164,481
Accumulated undistributed investment income—net				1,499,195
Accumulated net realized gain (loss) on investments				(86,451,511)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				(95,520,556)
Net Assets ($)				133,691,609

Net Asset Value Per Share
	Class A	Class B	Class C	Class I

Net Assets ($)	106,849,338	4,513,077	13,911,814	8,417,380
Shares Outstanding	14,858,898	637,969	1,959,241	1,173,635
Net Asset Value Per Share ($)	7.19	7.07	7.10	7.17

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $136,318 foreign taxes withheld at source):
Unaffiliated issuers	2,479,470
Affiliated issuers	10,044
Total Income	2,489,514
Expenses:
Management fee—Note 3(a)	962,121
Shareholder servicing costs—Note 3(c)	398,449
Custodian fees—Note 3(c)	229,878
Distribution fees—Note 3(b)	98,504
Professional fees	53,897
Registration fees	28,101
Directors’ fees and expenses—Note 3(d)	14,977
Prospectus and shareholders’ reports	14,105
Loan commitment fees—Note 2	4,820
Interest expense—Note 2	1,738
Miscellaneous	18,561
Total Expenses	1,825,151
Less—reduction in fees due to earnings credits—Note 1(c)	(4,769)
Net Expenses	1,820,382
Investment Income—Net	669,132
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(85,471,064)
Net realized gain (loss) on financial futures	2,659,222
Net realized gain (loss) on forward currency exchange contracts	(425,499)
Net Realized Gain (Loss)	(83,237,341)
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	(24,997,621)
Net Realized and Unrealized Gain (Loss) on Investments	(108,234,962)
Net (Decrease) in Net Assets Resulting from Operations	(107,565,830)

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)[a]	August 31, 2008

Operations ($):
Investment income—net	669,132	8,309,329
Net realized gain (loss) on investments	(83,237,341)	17,326,250
Net unrealized appreciation
(depreciation) on investments	(24,997,621)	(114,370,608)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(107,565,830)	(88,735,029)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(6,500,886)	(7,005,890)
Class B Shares	(164,864)	(142,023)
Class C Shares	(558,783)	(502,196)
Class I Shares	(259,097)	(1,649,168)
Class T Shares	(46,704)	(23,556)
Net realized gain on investments:
Class A Shares	—	(106,558,708)
Class B Shares	—	(4,457,897)
Class C Shares	—	(14,223,107)
Class I Shares	—	(18,597,486)
Class T Shares	—	(520,552)
Total Dividends	(7,530,334)	(153,680,583)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	12,391,597	55,658,754
Class B Shares	67,896	1,098,181
Class C Shares	519,843	10,589,408
Class I Shares	8,582,175	21,175,546
Class T Shares	148,528	1,141,955

14

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)[a]	August 31, 2008

Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A Shares	5,315,940	95,811,083
Class B Shares	125,968	3,475,694
Class C Shares	218,409	5,392,641
Class I Shares	124,769	20,101,809
Class T Shares	16,208	276,821
Cost of shares redeemed:
Class A Shares	(51,046,187)	(243,981,997)
Class B Shares	(1,493,921)	(8,563,990)
Class C Shares	(6,478,091)	(27,476,042)
Class I Shares	(31,077,774)	(40,708,182)
Class T Shares	(1,213,705)	(914,992)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(63,798,345)	(106,923,311)
Total Increase (Decrease) in Net Assets	(178,894,509)	(349,338,923)
Net Assets ($):
Beginning of Period	312,586,118	661,925,041
End of Period	133,691,609	312,586,118
Undistributed investment income—net	1,499,195	8,360,397

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)[a]	August 31, 2008

Capital Share Transactions:
Class Ab,c
Shares sold	1,231,712	3,464,720
Shares issued for dividends reinvested	621,021	6,169,481
Shares redeemed	(5,552,671)	(15,747,598)
Net Increase (Decrease) in Shares Outstanding	(3,699,938)	(6,113,397)
Class Bb
Shares sold	4,529	70,828
Shares issued for dividends reinvested	14,842	229,419
Shares redeemed	(163,307)	(562,649)
Net Increase (Decrease) in Shares Outstanding	(143,936)	(262,402)
Class C
Shares sold	50,128	681,789
Shares issued for dividends reinvested	25,731	354,546
Shares redeemed	(701,472)	(1,771,329)
Net Increase (Decrease) in Shares Outstanding	(625,613)	(734,994)
Class I
Shares sold	990,643	1,210,668
Shares issued for dividends reinvested	14,644	1,296,891
Shares redeemed	(3,280,385)	(2,755,545)
Net Increase (Decrease) in Shares Outstanding	(2,275,098)	(247,986)
Class Tc
Shares sold	16,679	79,249
Shares issued for dividends reinvested	1,969	18,504
Shares redeemed	(149,447)	(68,375)
Net Increase (Decrease) in Shares Outstanding	(130,799)	29,378

a	Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b	During the period ended February 28, 2009, 26,323 Class B shares representing $266,569 were automatically converted to 25,613 Class A shares and during the period ended August 31, 2008, 84,168 Class B shares representing $1,232,676 were automatically converted to 81,911 Class A shares.
c	On the close of business on February 4, 2009, 70,519 Class T shares representing $554,283 were automatically converted to 67,678 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2009			Year Ended August 31,

Class A Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	12.30	20.21	20.91	20.27	17.10	14.10
Investment Operations:
Investment income—net[a]	.03	.27	.23	.25	.20	.18
Net realized and unrealized
gain (loss) on investments	(4.72)	(2.93)	2.25	3.62	3.15	2.97
Total from Investment
Operations	(4.69)	(2.66)	2.48	3.87	3.35	3.15
Distributions:
Dividends from
investment income—net	(.42)	(.32)	(.33)	(.24)	(.18)	(.15)
Dividends from net realized
gain on investments	—	(4.93)	(2.85)	(2.99)	—	—
Total Distributions	(.42)	(5.25)	(3.18)	(3.23)	(.18)	(.15)
Net asset value, end of period	7.19	12.30	20.21	20.91	20.27	17.10
Total Return (%)[b]	(38.65)[c]	(18.56)	12.47	21.06	19.65	22.46
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.82[d]	1.57	1.52	1.55	1.51	1.49
Ratio of net expenses
to average net assets	1.81[d]	1.56	1.52[e]	1.55	1.51[e]	1.49
Ratio of net investment income
to average net assets	.77[d]	1.71	1.11	1.23	1.02	1.11
Portfolio Turnover Rate	30.62[c]	46.96	61.70	48.74	43.05	49.82
Net Assets, end of period
($ x 1,000)	106,849	228,308	498,696	657,525	715,768	518,880

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2009			Year Ended August 31,

Class B Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	11.93	19.72	20.46	19.92	16.86	14.00
Investment Operations:
Investment income (loss)—net[a]	(.01)	.12	.07	.09	.06	.09
Net realized and unrealized
gain (loss) on investments	(4.60)	(2.82)	2.21	3.56	3.09	2.91
Total from Investment
Operations	(4.61)	(2.70)	2.28	3.65	3.15	3.00
Distributions:
Dividends from
investment income—net	(.25)	(.16)	(.17)	(.12)	(.09)	(.14)
Dividends from net realized
gain on investments	—	(4.93)	(2.85)	(2.99)	—	—
Total Distributions	(.25)	(5.09)	(3.02)	(3.11)	(.09)	(.14)
Net asset value, end of period	7.07	11.93	19.72	20.46	19.92	16.86
Total Return (%)[b]	(38.98)[c]	(19.20)	11.65	20.15	18.70	21.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.74[d]	2.40	2.27	2.32	2.32	2.33
Ratio of net expenses
to average net assets	2.73[d]	2.39	2.27[e]	2.32	2.32[e]	2.33
Ratio of net investment income
(loss) to average net assets	(.18)[d]	.82	.35	.46	.30	.55
Portfolio Turnover Rate	30.62[c]	46.96	61.70	48.74	43.05	49.82
Net Assets, end of period
($ x 1,000)	4,513	9,325	20,597	22,865	21,101	12,538

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

18

Six Months Ended
February 28, 2009			Year Ended August 31,

Class C Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	11.98	19.79	20.52	19.97	16.90	14.04
Investment Operations:
Investment income (loss)—net[a]	(.00)[b]	.14	.08	.10	.07	.12
Net realized and unrealized
gain (loss) on investments	(4.62)	(2.85)	2.21	3.56	3.10	2.89
Total from Investment
Operations	(4.62)	(2.71)	2.29	3.66	3.17	3.01
Distributions:
Dividends from
investment income—net	(.26)	(.17)	(.17)	(.12)	(.10)	(.15)
Dividends from net realized
gain on investments	—	(4.93)	(2.85)	(2.99)	—	—
Total Distributions	(.26)	(5.10)	(3.02)	(3.11)	(.10)	(.15)
Net asset value, end of period	7.10	11.98	19.79	20.52	19.97	16.90
Total Return (%)[c]	(38.90)[d]	(19.16)	11.71	20.14	18.79	21.51
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.60[e]	2.32	2.22	2.26	2.26	2.26
Ratio of net expenses
to average net assets	2.60[e,f]	2.32[f]	2.22[f]	2.26	2.26[f]	2.26
Ratio of net investment income
(loss) to average net assets	(.03)[e]	.91	.40	.51	.35	.73
Portfolio Turnover Rate	30.62[d]	46.96	61.70	48.74	43.05	49.82
Net Assets, end of period
($ x 1,000)	13,912	30,965	65,715	71,830	73,348	40,291

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2009			Year Ended August 31,

Class I Shares	(Unaudited)	2008	2007[a]	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	12.31	20.27	20.96	20.33	17.13	14.12
Investment Operations:
Investment income—net[b]	.06	.34	.28	.32	.30	.31
Net realized and unrealized
gain (loss) on investments	(4.70)	(2.93)	2.28	3.63	3.13	2.90
Total from Investment
Operations	(4.64)	(2.59)	2.56	3.95	3.43	3.21
Distributions:
Dividends from
investment income—net	(.50)	(.44)	(.40)	(.33)	(.23)	(.20)
Dividends from net realized
gain on investments	—	(4.93)	(2.85)	(2.99)	—	—
Total Distributions	(.50)	(5.37)	(3.25)	(3.32)	(.23)	(.20)
Net asset value, end of period	7.17	12.31	20.27	20.96	20.33	17.13
Total Return (%)	(38.32)[c]	(18.25)	12.91	21.45	20.11	22.86
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.37[d]	1.21	1.15	1.21	1.13	1.16
Ratio of net expenses
to average net assets	1.37[d,e]	1.20	1.15[e]	1.21	1.13[e]	1.16
Ratio of net investment income
to average net assets	1.34[d]	2.16	1.36	1.58	1.56	1.82
Portfolio Turnover Rate	30.62[c]	46.96	61.70	48.74	43.05	49.82
Net Assets, end of period
($ x 1,000)	8,417	42,444	74,932	81,335	72,470	40,927

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus InternationalValue Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers eleven series, including the fund.The fund’s investment objective is long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Directors held on July 15, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the fund from “Dreyfus Premier International Value Fund” to “Dreyfus International Value Fund”.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 400 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in ClassT of the fund, except that participants in certain group retirement plans were able to open a new account in Class T of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

22

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Assets ($)
Investment in
Securities	86,933,076	43,605,741	0	130,538,817
Other Financial
Instruments†	0	217	0	217
Liabilities ($)
Other Financial
Instruments†	0	(2,268)	0	(2,268)

† Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and any options contracts.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

24

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments, resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annu-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ally, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $4,212,038 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2008.This amount can be utilized in subsequent years subject to an annual limitation due to the fund’s merger with Bear Stearns International Equity Portfolio. If not applied, the capital loss carryover expires in fiscal 2010.The accumulated capital loss carryover reflected above represents a capital loss carryover from Bear Stearns International Equity Portfolio after limitations pursuant to Section 383 of the Code.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2008 was as follows: ordinary income

26

$46,115,311 and long-term capital gains $107,565,272.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million credit facility led by Citibank, N.A. (the “Citibank Facility”) and a $300 million credit facility provided by The Bank of New York Mellon (the “BNYM Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average daily amount of borrowings outstanding under both Facilities during the period ended February 28, 2009 was approximately $167,100 with a related weighted average annualized interest rate of 2.10%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a Management Agreement with the Manager, the management fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 28, 2009, the Distributor retained $780 and $7 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $19,663 and $2,774 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended February 28, 2009, Class B, Class C and Class T shares were charged $23,094, $74,218 and $1,192, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2009, Class A, Class B, Class C and Class T shares were charged $188,125, $7,698, $24,739 and $1,192, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2009, the fund was charged $48,056 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2009, the fund was charged $4,161 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2009, the fund was charged $229,878 pursuant to the custody agreement.

28

During the period ended February 28, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $111,393, Rule 12b-1 distribution plan fees $11,796, shareholder services plan fees $26,505, custodian fees $385,658, chief compliance officer fees $1,995 and transfer agency per account fees $29,400.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended February 28, 2009, redemption fees charged and retained by the fund amounted to $20,332.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward currency exchange contracts, during the period ended February 28, 2009, amounted to $59,431,112 and $124,742,484, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying instru-ments.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board ofTrade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss. At February 28, 2009, there were no open financial futures contracts outstanding.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.The following summarizes open forward currency exchange contracts at February 28, 2009:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases:
Swiss Franc,
expiring 3/3/2009	108,537	92,727	92,779	52
Sales:		Proceeds ($)
Australian Dollar,
expiring 3/2/2009	15,111	9,828	9,663	165
British Pound,
expiring 3/3/2009	64,223	91,209	91,941	(732)
Japanese Yen,
expiring 3/2/2009	20,053,799	204,297	205,479	(1,182)
Japanese Yen,
expiring 3/3/2009	10,410,304	106,314	106,668	(354)
Total				(2,051)

30

At February 28, 2009, accumulated net unrealized depreciation on investments was $95,419,875, consisting of $764,691 gross unrealized appreciation and $96,184,566 gross unrealized depreciation.

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 31

NOTES

For More Information

Dreyfus
International Value Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DVLAX	Class B: DIBVX	Class C: DICVX
	Class I: DIRVX		

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

0254SA0209

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Technology Growth Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Technology Growth Fund, covering the six-month period from September 1, 2008, through February 28, 2009.

The reporting period was extremely challenging for investors. The U.S. economy has continued to weaken amid plunging housing prices, rising unemployment and tight credit conditions. Meanwhile, the worst financial crisis of our generation has driven major financial institutions and automobile manufacturers to the brink of bankruptcy. Although government and monetary authorities have responded aggressively with massive bailouts, liquidity injections and stimulus programs, several major stock indices have shed more than half their value since peaking in the fall of 2007. The steep decline in equity markets has been broad based, with stocks across all capitalization ranges and economic sectors losing considerable value.

We so far have seen no signs of imminent improvement in the economic climate, but the financial markets appear to have priced in investors’ generally low expectations. In previous recessions, the markets have tended to anticipate economic rebounds before they occur, leading to major market rallies when few expected them.That is why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk. As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation March 16, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through February 28, 2009, as provided by Barry Mills, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2009, Dreyfus Technology Growth Fund’s Class A shares produced a total return of –40.10%, Class B shares returned –40.50%, Class C shares returned –40.42% and Class I shares returned –39.90%.1 In comparison, the fund’s benchmarks, the Morgan Stanley HighTechnology 35 Index (“MS HighTech 35 Index”) and the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced total returns of –42.74% and –41.79%, respectively, over the same period.2,3

U.S. stocks declined sharply over the reporting period due to a slowing U.S. economy and an intensifying global financial crisis.The fund produced higher returns than both the S&P 500 Index and the MS High Tech 35 Index.We attribute these results primarily to the fund’s holdings of large telecommunications services providers and strong stock selections among software developers.

The Fund’s Investment Approach

The fund seeks capital appreciation by investing in growth companies of any size that we regard as leading producers or beneficiaries of technological innovation.The fund’s investment process centers on a multi-dimensional approach that looks for opportunities across emerging growth, cyclical or stable growth companies.The fund seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product or market cycles and/or favorable valuations.

Extreme Volatility Roiled the Financial Markets

Stocks tumbled during the reporting period when an ongoing credit crunch escalated into a global financial crisis September 2008, resulting in the failures of several major financial institutions.These developments exacerbated a U.S. economic slowdown, as slumping housing markets, rising unemployment and tight credit conditions caused consumer

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

spending and business investment to decline sharply. In late November, the National Bureau of Economic Research confirmed that the U.S. economy was mired in its first recession since 2001.

Not surprisingly, the financial crisis was particularly hard on financial stocks, which posted greater losses, on average, than any of the S&P 500 Index’s other economic sectors. Because financial institutions comprise approximately one-quarter of technology companies’ customer base, the downturn also produced particularly steep declines among technology stocks over the first half of the reporting period. Instead, investors favored traditionally defensive industry groups. However, technology stocks produced better-than-average results over the second half of the reporting period as investors increasingly came to recognize the fundamental strengths of many companies within the sector.

Defensive Posture Helped Cushion Declines

When the U.S. economy weakened early in 2008, we suspected that analysts’ estimates of technology stocks’ earnings were too high. We began to shift the fund’s composition toward a more defensive positioning in which we emphasized companies and industries that we believed would hold up relatively well in a downturn. As a result, the fund was successful in avoiding some of the reporting period’s worst performers, including eBay, Dell, Flextronics and Alcatel Lucent. Instead, we increased the fund’s investments in industries we regarded as able to weather the storm, such as the wireless communications area, where telecommunications giants AT&T andVerizon Communications ranked among the fund’s top performers. In addition, prepaid wireless provider Metro PCS Communications contributed positively to performance when budget-conscious consumers sought more economical alternatives to longer-term subscription plans.AT&T andVerizon were sold during the reporting period.

The fund also received relatively strong contributions from the software and services industry group, where Akamai Technologies benefited from rising demand for solutions to increasing network capacity for bandwidth-intensive Internet applications.

While the fund received above-average contributions from the stocks mentioned above, it did not hold other stocks that fared relatively well

4

for the MS High Tech 35 Index. Relatively light exposure to financial software maker Intuit also detracted from relative performance, and was sold during the reporting period. An underweighted position in game developer Activision Blizzard limited the fund’s participation in gains that ensued when the company was added to the MS High Tech 35 Index. Among hardware producers, the fund held an underweighted position in network storage provider EMC and did not own shares of wireless handset maker Ericsson, the latter of which gained value despite serious fundamental challenges.

Seeking Signs of Renewed Stability

Technology companies have responded to the recession by reducing inventories in anticipation of difficult business conditions. In addition, it appears to us that investors’ low expectations already have been reflected in stock prices, and the benefits of lower energy prices and an expected stimulus package from the federal government could boost demand for technology products. Therefore, we generally have maintained the fund’s defensive posture, but we have begun to increase its exposure to areas that historically have been among the first to rally during economic recoveries, such as semiconductor manufacturers.

March 16, 2009

The technology sector has been among the most volatile sectors of the stock market.
Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable and some companies may be experiencing significant losses. An investment in the fund should be considered only as a supplement to a complete investment program.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: BLOOMBERG LP. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley High Technology 35 Index is an
unmanaged, equal dollar-weighted index of 35 stocks from the electronics-based subsectors.The index does not take into account fees and expenses to which the fund is subject.
3	SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance.The index does not take into account fees and expenses to which the fund is subject.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Technology Growth Fund from September 1, 2008 to February 28, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2009
	Class A	Class B	Class C	Class I

Expenses paid per $1,000†	$ 6.98	$ 12.22	$ 11.20	$ 5.24
Ending value (after expenses)	$599.00	$595.00	$595.80	$601.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2009
	Class A	Class B	Class C	Class I

Expenses paid per $1,000†	$ 8.80	$ 15.40	$ 14.11	$ 6.61
Ending value (after expenses)	$1,016.07	$1,009.47	$1,010.76	$1,018.25

† Expenses are equal to the fund's annualized expense ratio of 1.76% for Class A, 3.09% for Class B, 2.83% for Class C and 1.32% for Class I Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS February 28, 2009 (Unaudited)

Common Stocks—99.4%	Shares	Value ($)

Consumer Discretionary—1.6%
Amazon.com	41,160 [a]	2,666,756
Exchange Traded Funds—.6%
Technology Select Sector SPDR Fund	64,129 [b]	905,501
Information Technology—94.5%
Accenture, Cl. A	190,331	5,555,762
Activision Blizzard	214,254 [a]	2,148,968
Adobe Systems	141,975 [a]	2,370,983
Akamai Technologies	315,663 [a]	5,710,344
Alliance Data Systems	20,950 [a,b]	620,120
Altera	149,226	2,287,635
Amphenol, Cl. A	136,632	3,473,185
Analog Devices	311,316	5,802,930
Apple	80,768 [a]	7,213,390
Automatic Data Processing	81,033	2,767,277
Bluestream Ventures, LP	2,935,210 [a,d]	2,546,964
BMC Software	53,231 [a]	1,577,235
Broadcom, Cl. A	321,145 [a]	5,282,835
Check Point Software Technologies	51,308 [a]	1,127,237
Cognizant Technology Solutions, Cl. A	288,747 [a]	5,312,945
Concur Technologies	83,310 [a,b]	1,748,677
Electronic Arts	130,478 [a]	2,128,096
EMC	236,170 [a]	2,479,785
Google, Cl. A	19,328 [a]	6,532,671
Hewlett-Packard	242,750	7,047,033
Ingenex	7,900 [a,d]	0
Intel	335,896	4,279,315
International Business Machines	67,227	6,186,901
Intuit	220,270 [a]	5,019,953
Juniper Networks	456,888 [a]	6,492,378
Lam Research	245,070 [a]	4,793,569

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
McAfee	17,852 [a]	498,963
Microsoft	332,026	5,362,220
Motorola	2,412,380	8,491,578
NetApp	253,326 [a]	3,404,701
Nokia, ADR	692,750	6,484,140
NVIDIA	337,640 [a]	2,795,659
Oracle	303,426 [a]	4,715,240
QUALCOMM	173,093	5,786,499
Riverbed Technology	95,380 [a,b]	998,629
Sonus Networks	457,720 [a,b]	567,573
Symantec	154,900 [a]	2,142,267
Taiwan Semiconductor
Manufacturing, ADR	945,560	7,129,522
Varian Semiconductor
Equipment Associates	53,988 [a]	985,281
Visa, Cl. A	35,510	2,013,772
Western Union	71,452	797,404
Yahoo!	146,600 [a]	1,939,518
		154,619,154
Telecommunication Services—2.7%
Metropcs Communications	305,377 [a,b]	4,427,967
Total Common Stocks
(cost $224,457,986)		162,619,378

Other Investment—1.2%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,948,000)	1,948,000 [c]	1,948,000

8

Investment of Cash Collateral
for Securities Loaned—4.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $7,973,954)	7,973,954 [c]	7,973,954
Total Investments (cost $234,379,940)	105.5%	172,541,332
Liabilities, Less Cash and Receivables	(5.5%)	(8,939,249)
Net Assets	100.0%	163,602,083

ADR—American Depository Receipts
a Non-income producing security.
b All or a portion of these securities are on loan. At February 28, 2009, the total market value of the fund’s securities on loan is $7,629,836 and the total market value of the collateral held by the fund is $7,973,954.
c Investment in affiliated money market mutual fund.
d Securities restricted as to public resale. Investment in restricted securities with aggregated market value assets of
$2,546,964 representing 1.6% of net assets (see below).

Issuer	Acquisition Date	Purchase Price ($)†	Net Assets (%)	Valuation ($)†

Bluestream
Ventures, LP	4/30/2004-6/11/2008	1.08 per share	1.60	.87 per share
Ingenex	4/30/2004	0 per share	0.0	.00 per share

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Information Technology	94.5	Consumer Discretionary	1.6
Money Market Investments	6.1	Exchange Traded Funds	.6
Telecommunication Services	2.7		105.5

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES February 28, 2009 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $7,629,836)—Note 1(c):
Unaffiliated issuers	224,457,986	162,619,378
Affiliated issuers	9,921,954	9,921,954
Receivable for investment securities sold		1,538,572
Dividends and interest receivable		278,481
Receivable for shares of Common Stock subscribed		46,600
Prepaid expenses		34,343
		174,439,328
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		247,501
Cash overdraft due to Custodian		23,586
Liability for securities on loan—Note 1(c)		7,973,954
Payable for investment securities purchased		1,673,880
Payable for shares of Common Stock redeemed		459,044
Accrued expenses		459,280
		10,837,245
Net Assets ($)		163,602,083
Composition of Net Assets ($):
Paid-in capital		436,488,613
Accumulated Investment (loss)—net		(828,671)
Accumulated net realized gain (loss) on investments		(210,219,251)
Accumulated net unrealized appreciation
(depreciation) on investments		(61,838,608)
Net Assets ($)		163,602,083

Net Asset Value Per Share
	Class A	Class B	Class C	Class I

Net Assets ($)	142,135,174	3,890,158	15,985,442	1,591,309
Shares Outstanding	9,632,270	289,777	1,182,666	103,675
Net Asset Value Per Share ($)	14.76	13.42	13.52	15.35

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,075 foreign taxes withheld at source):
Unaffiliated issuers	959,200
Affiliated issuers	37,428
Income from securities lending	63,788
Total Income	1,060,416
Expenses:
Management fee—Note 3(a)	747,818
Shareholder servicing costs—Note 3(c)	916,670
Distribution fees—Note 3(b)	93,068
Prospectus and shareholders’ reports	71,868
Registration fees	31,731
Professional fees	27,717
Custodian fees—Note 3(c)	12,212
Directors’ fees and expenses—Note 3(d)	9,839
Loan commitment fees—Note 2	789
Interest expense—Note 2	180
Miscellaneous	11,473
Total Expenses	1,923,365
Less—reduction in fees due to
earnings credits—Note 1(c)	(34,278)
Net Expenses	1,889,087
Investment (Loss)—Net	(828,671)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(54,262,196)
Net unrealized appreciation (depreciation) on investments	(64,939,150)
Net Realized and Unrealized Gain (Loss) on Investments	(119,201,346)
Net (Decrease) in Net Assets Resulting from Operations	(120,030,017)

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)[a]	August 31, 2008

Operations ($):
Investment (loss)—net	(828,671)	(2,526,032)
Net realized gain (loss) on investments	(54,262,196)	69,841,195
Net unrealized appreciation
(depreciation) on investments	(64,939,150)	(105,355,451)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(120,030,017)	(38,040,288)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	13,211,888	62,812,457
Class B Shares	15,943	284,976
Class C Shares	282,429	1,334,302
Class I Shares	284,999	24,167,020
Class T Shares	91,848	344,622
Cost of shares redeemed:
Class A Shares	(26,935,377)	(141,143,973)
Class B Shares	(1,546,265)	(8,538,873)
Class C Shares	(2,073,652)	(8,385,143)
Class I Shares	(17,655,431)	(5,158,695)
Class T Shares	(1,413,218)	(727,367)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(35,736,836)	(75,010,674)
Total Increase (Decrease) in Net Assets	(155,766,853)	(113,050,962)
Net Assets ($):
Beginning of Period	319,368,936	432,419,898
End of Period	163,602,083	319,368,936
Accumulated investment (loss)—net	(828,671)	—

12

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)[a]	August 31, 2008

Capital Share Transactions:
Class Ab,c
Shares sold	757,156	2,365,166
Shares redeemed	(1,572,540)	(5,388,253)
Net Increase (Decrease) in Shares Outstanding	(815,384)	(3,023,087)
Class Bb
Shares sold	983	11,543
Shares redeemed	(93,788)	(349,850)
Net Increase (Decrease) in Shares Outstanding	(92,805)	(338,307)
Class C
Shares sold	16,375	53,343
Shares redeemed	(131,144)	(344,292)
Net Increase (Decrease) in Shares Outstanding	(114,769)	(290,949)
Class I
Shares sold	15,292	853,264
Shares redeemed	(768,615)	(190,605)
Net Increase (Decrease) in Shares Outstanding	(753,323)	662,659
Class Tc
Shares sold	4,966	13,290
Shares redeemed	(91,517)	(29,227)
Net Increase (Decrease) in Shares Outstanding	(86,551)	(15,937)

a	Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b	During the period ended February 28, 2009, 40,085 Class B shares representing $652,081 were automatically converted to 36,637 Class A shares and during the period ended August 31, 2008, 192,249 Class B shares representing $4,701,382 were automatically converted to 176,880 Class A shares.
c	On the close of business on February 4, 2009, 71,990 Class T shares representing $1,090,652 were automatically converted to 69,116 Class A shares.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2009			Year Ended August 31,

Class A Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	24.63	27.18	23.03	22.40	19.64	21.28
Investment Operations:
Investment (loss)—net[a]	(.06)	(.15)	(.21)	(.18)	(.10)	(.24)
Net realized and unrealized
gain (loss) on investments	(9.81)	(2.40)	4.36	.78	2.86	(1.40)
Total from Investment Operations	(9.87)	(2.55)	4.15	.60	2.76	(1.64)
Capital contribution by Manager	—	—	—	.03	—	—
Net asset value, end of period	14.76	24.63	27.18	23.03	22.40	19.64
Total Return (%)[b]	(40.10)[c]	(9.35)	18.02	2.81[d]	14.05	(7.71)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.80[e]	1.52	1.46	1.38	1.32	1.42
Ratio of net expenses
to average net assets	1.76[e]	1.44	1.42	1.38[f]	1.32[f]	1.42
Ratio of net investment (loss)
to average net assets	(.69)[e]	(.59)	(.82)	(.77)	(.45)	(1.06)
Portfolio Turnover Rate	51.34[c]	126.37	28.80	48.26	44.59	127.75
Net Assets, end of period
($ x 1,000)	142,135	257,360	366,083	391,530	384,411	398,767

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	If capital contribution had not been made by the Manager, total return for the year ended August 31, 2006 would have been 2.67%.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

14

Six Months Ended
February 28, 2009			Year Ended August 31,

Class B Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	22.57	25.10	21.51	21.17	18.75	20.50
Investment Operations:
Investment (loss)—net[a]	(.16)	(.34)	(.43)	(.41)	(.29)	(.43)
Net realized and unrealized
gain (loss) on investments	(8.99)	(2.19)	4.02	.72	2.71	(1.32)
Total from Investment Operations	(9.15)	(2.53)	3.59	.31	2.42	(1.75)
Capital contribution by Manager	—	—	—	.03	—	—
Net asset value, end of period	13.42	22.57	25.10	21.51	21.17	18.75
Total Return (%)[b]	(40.50)[c]	(10.08)	16.69	1.61[d]	12.91	(8.54)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.12[e]	2.38	2.51	2.47	2.29	2.36
Ratio of net expenses
to average net assets	3.09[e]	2.30	2.47	2.47[f]	2.29[f]	2.36
Ratio of net investment (loss)
to average net assets	(2.03)[e]	(1.46)	(1.91)	(1.92)	(1.41)	(2.00)
Portfolio Turnover Rate	51.34[c]	126.37	28.80	48.26	44.59	127.75
Net Assets, end of period
($ x 1,000)	3,890	8,634	18,093	45,652	162,849	206,901

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	If capital contribution had not been made by the Manager, total return for the year ended August 31, 2006 would have been 1.47%.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2009			Year Ended August 31,

Class C Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	22.69	25.24	21.58	21.19	18.76	20.51
Investment Operations:
Investment (loss)—net[a]	(.14)	(.34)	(.40)	(.38)	(.29)	(.42)
Net realized and unrealized
gain (loss) on investments	(9.03)	(2.21)	4.06	.74	2.72	(1.33)
Total from Investment Operations	(9.17)	(2.55)	3.66	.36	2.43	(1.75)
Capital contribution by Manager	—	—	—	.03	—	—
Net asset value, end of period	13.52	22.69	25.24	21.58	21.19	18.76
Total Return (%)[b]	(40.42)[c]	(10.10)	16.96	1.84[d]	12.95	(8.53)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.86[e]	2.37	2.32	2.33	2.28	2.33
Ratio of net expenses
to average net assets	2.83[e]	2.28	2.28	2.33[f]	2.28[f]	2.33
Ratio of net investment (loss)
to average net assets	(1.76)[e]	(1.43)	(1.69)	(1.73)	(1.39)	(1.98)
Portfolio Turnover Rate	51.34[c]	126.37	28.80	48.26	44.59	127.75
Net Assets, end of period
($ x 1,000)	15,985	29,434	40,090	50,656	67,295	87,980

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	If capital contribution had not been made by the Manager, total return for the year ended August 31, 2006 would have been 1.70%.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

16

Six Months Ended
February 28, 2009			Year Ended August 31,

Class I Shares	(Unaudited)	2008	2007[a]	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	25.54	28.08	23.71	22.97	20.06	21.63
Investment Operations:
Investment income (loss)—net[b]	(.04)	(.06)	(.11)	(.08)	.00[c]	(.05)
Net realized and unrealized
gain (loss) on investments	(10.15)	(2.48)	4.48	.79	2.91	(1.52)
Total from Investment Operations	(10.19)	(2.54)	4.37	.71	2.91	(1.57)
Capital contribution by Manager	—	—	—	.03	—	—
Net asset value, end of period	15.35	25.54	28.08	23.71	22.97	20.06
Total Return (%)	(39.90)[d]	(9.04)	18.43	3.22[e]	14.51	(7.26)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.35[f]	1.24	1.08	.82	.86	.86
Ratio of net expenses
to average net assets	1.32[f]	1.16	1.04	.82[g]	.86[g]	.86
Ratio of net investment income
(loss) to average net assets	(.46)[f]	(.22)	(.44)	(.36)	.01	(.26)
Portfolio Turnover Rate	51.34[d]	126.37	28.80	48.26	44.59	127.75
Net Assets, end of period
($ x 1,000)	1,591	21,889	5,458	4,612	981,036	1,051,240

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	If capital contribution had not been made by the Manager, total return for the year ended August 31, 2006 would have been 3.08%.
f	Annualized.
g	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Technology Growth Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers eleven series, including the fund.The fund’s investment objective is capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Directors held on July 15, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the fund from “Dreyfus Premier Technology Growth Fund” to “Dreyfus Technology Growth Fund.”

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 400 million shares of $.001 par value Capital Stock.The fund currently offers four classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting

18

rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in Class T of the fund, except that participants in certain group retirement plans were able to open a new account in Class T of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s ClassT shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

20

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Assets ($)
Investments in
Securities	169,994,368	0	2,546,964	172,541,332
Other Financial
Instruments†	0	0	0	0
Liabilities ($)
Other Financial
Instruments†	0	0	0	0

† Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and any options contracts.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities ($)

Balance as of 8/31/2008	2,994,118
Realized gain (loss)	379,084
Change in unrealized appreciation (depreciation)	(21,850)
Net purchases (sales)	(804,388)
Transfers in and/or out of Level 3	0
Balance as of 2/28/2009	2,546,964

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investment are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash

22

management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended February 28, 2009,The Bank of New York Mellon earned $21,263, from lending fund portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $154,599,403 available for federal income tax purposes subject to annual limitations on the utilization pursuant to Section 382 of the Internal Revenue Code. If not applied, $81,373,900 of the carryover expires in fiscal 2011 and $73,225,503 expires in fiscal 2012.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit primarily to be utilized for temporary or emergency purposes including the financing of redemptions. The terms of the line of credit agreement limits the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. Effective October 15, 2008, in connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the unsecured line of credit.

The average daily amount of borrowings outstanding under the line of credit during the period ended February 28, 2009, was approximately $13,500, with a related weighted average annualized interest rate of 2.70%.

24

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 28, 2009, the Distributor retained $1,983 and $13 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $6,138 and $337 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended February 28, 2009, Class B, Class C and Class T shares were charged $19,278, $72,334 and $1,456, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2009, Class A, Class B, Class C and Class T shares were charged $212,768, $6,426, $24,112 and $1,456, respectively, pursuant to the Shareholder Services Plan.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2009, the fund was charged $258,638 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2009, the fund was charged $34,278 pursuant to the cash management agreement. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2009, the fund was charged $12,212 pursuant to the custody agreement.

During the period ended February 28, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $100,399, Rule 12b-1 distribution plan fees $12,219, shareholder services plan fees $33,140, custodian fees $9,848, chief compliance officer fees $1,995 and transfer agency per account fees $89,900.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

26

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2009, amounted to $104,998,300 and $127,707,410, respectively.

At February 28, 2009, accumulated net unrealized depreciation on investments was $61,838,608, consisting of $166,933 gross unrealized appreciation and $62,005,541 gross unrealized depreciation.

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 27

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statement of Changes in Net Assets

16	Financial Highlights

20	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

Dreyfus Strategic Value Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Strategic Value Fund, covering the six-month period from September 1, 2008, through February 28, 2009.

The reporting period was extremely challenging for investors.The U.S. economy has continued to weaken amid plunging housing prices, rising unemployment and tight credit conditions. Meanwhile, the worst financial crisis of our generation has driven major financial institutions and automobile manufacturers to the brink of bankruptcy. Although government and monetary authorities have responded aggressively with massive bailouts, liquidity injections and stimulus programs, several major stock indices have shed more than half their value since peaking in the fall of 2007.The steep decline in equity markets has been broad-based, with stocks across all capitalization ranges and economic sectors losing considerable value.

We so far have seen no signs of imminent improvement in the economic climate, but the financial markets appear to have priced in investors’ generally low expectations. In previous recessions, the markets have tended to anticipate economic rebounds before they occur, leading to major market rallies when few expected them.That is why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk. As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation March 16, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through February 28, 2009, as provided by Brian Ferguson, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2009, Dreyfus Strategic Value Fund’s Class A shares produced a total return of –42.01%, Class B shares produced a total return of –42.30%, Class C shares produced a total return of –42.24% and Class I shares produced a total return of –41.98%.1 The fund’s benchmark, the Russell 1000 Value Index, produced a total return of –44.71% for the same period.2

A global financial crisis and a severe U.S. economic slowdown contributed to broad and steep stock market declines. Although the fund posted a loss in this challenging environment, it produced higher returns than its benchmark, primarily due to the relative success of our security selection strategy.

The Fund’s Investment Approach

The fund seeks capital appreciation.To pursue this goal, we invest at least 80% of the fund’s assets in stocks, including common stocks, preferred stocks and convertible securities.The fund may invest up to 30% of its assets in foreign issuers.When selecting stocks for the fund, we utilize a “bottom-up” approach in which we focus on individual stock selection rather than attempting to forecast market trends. Our investment approach is value-oriented and research-driven.When selecting stocks, we identify potential investments through extensive quantitative and fundamental research with a focus on value, sound business fundamentals and positive business momentum.

Financial Crisis and Recession Roiled Equity Markets

Stocks plummeted during the reporting period as a global credit crisis intensified, a U.S. recession deepened and investors grew increasingly

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

uncertain. Slumping housing markets, rising unemployment, plunging consumer confidence and the failures of several major financial institutions exacerbated an ongoing economic slowdown, leading to indiscriminate selling pressure that dominated the equity markets over the first half of the reporting period. By the start of 2009, the markets appeared to begin to differentiate between fundamentally sound companies and those with less favorable characteristics. However, market averages continued to fall through the end of the reporting period.

Our Bottom-Up Approach Cushioned Losses

The fund’s absolute performance suffered along with the overall market under these difficult conditions. However, our bottom-up security selection process produced positive contributions to the fund’s relative performance, enabling it to outperform its benchmark.

Most notably, the fund’s performance in the hard-hit financials sector was aided by reduced exposure to the more severely compromised banks, such as Citigroup, and through overweighted positions in diversified financial companies with less exposure to the credit crisis, including Northern Trust. In non-banking financial industries, lack of exposure to troubled insurer American International Group and overweighted positions in The Chubb Corporation and Fidelity National Financial bolstered the fund’s relative results.

In the industrials sector, robust exposure to defensively positioned companies, such as integrated services provider Waste Management, Inc., contributed positively to the fund’s relative performance, as did underweighted exposure to General Electric, which was hurt by the economic slowdown and the effect of the financial crisis on its credit services division. Moreover, some consumer discretionary companies benefited when Americans delayed major purchases in the struggling economy. For example, O’Reilly Automotive gained value as consumers attempted to extend the life of their current automobiles through servicing. Home Depot outperformed when patrons increasingly focused on renovating their existing homes instead of purchasing new properties. Finally, discount clothier Ross Stores’ stock performed well as budget-minded consumers flocked to less expensive goods.

4

As is to be expected under extremely volatile market conditions, the fund encountered some disappointments during the reporting period. Underweighted exposure to the energy sector and most specifically ExxonMobil proved especially detrimental. A relatively light position in the telecommunication services sector also detracted from relative performance, primarily due to underexposure to industry leaders AT&T and Verizon.These stocks rose given safe haven status resulting in valuation premiums that made them less attractive to us. Finally, an allocation to independent, non-regulated utilities undermined returns when more defensive, regulated utilities fared better.

Seeking Attractive Valuations Outside Defensive Stocks

As 2009 unfolds,we believe that recent relative strength among traditionally defensive stocks may moderate as their valuations have reached richer levels. Our research has uncovered what we believe to be attractive valuations among certain stocks that may have been punished too severely in the downturn. In addition, we have continued to focus on companies whose products appeal to value-conscious consumers, and we have explored pharmaceutical firms poised to engage in mergers-and-acquisitions activity as a means to achieve cost savings and cushion the effects of upcoming patent expirations.We have retained the fund’s underweighted exposure to banks and life insurance companies, and we have increased the fund’s exposure to property-and-casualty insurers, insurance brokers and title insurance companies, as we believe their businesses allow for greater relative growth opportunities in today’s volatile marketplace.

March 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of net dividends and, where applicable, capital gain distributions.The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus StrategicValue Fund from September 1, 2008 to February 28, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended February 28, 2009

	Class A	Class B	Class C	Class I

Expenses paid per $1,000†	$ 4.90	$ 8.72	$ 8.06	$ 4.15
Ending value (after expenses)	$579.90	$577.00	$577.90	$580.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended February 28, 2009

	Class A	Class B	Class C	Class I

Expenses paid per $1,000†	$ 6.26	$ 11.13	$ 10.29	$ 5.31
Ending value (after expenses)	$1,018.60	$1,013.74	$1,014.58	$1,019.54

† Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.23% for Class B, 2.06% for
Class C and 1.06% for Class I, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS February 28, 2009 (Unaudited)

Common Stocks—98.4%	Shares	Value ($)

Consumer Discretionary—9.5%
Best Buy	70,680	2,036,998
Home Depot	368,250	7,692,742
Johnson Controls	75,670	861,125
Lowe’s Cos.	272,980	4,324,003
Macy’s	263,950 [a]	2,077,286
News, Cl. A	660,510	3,672,436
NVR	6,450 [a,b]	2,146,366
O’Reilly Automotive	64,870 [b]	2,164,063
Omnicom Group	156,570	3,762,377
Ross Stores	75,217	2,220,406
Time Warner	676,770	5,163,755
Toll Brothers	174,860 [a,b]	2,771,531
		38,893,088
Consumer Staples—14.0%
Coca-Cola Enterprises	263,000	3,019,240
CVS Caremark	434,400	11,181,456
Dean Foods	378,555 [a,b]	7,741,450
Kraft Foods, Cl. A	270,896	6,171,011
Lorillard	73,280	4,282,483
Molson Coors Brewing, Cl. B	56,390	1,986,620
PepsiCo	126,460	6,087,784
Philip Morris International	179,310	6,001,506
Smithfield Foods	175,135 [a,b]	1,374,810
Wal-Mart Stores	189,860	9,348,706
		57,195,066
Energy—16.3%
Cameron International	110,886 [b]	2,137,882
Chevron	333,190	20,227,965
Devon Energy	53,240	2,324,991
EOG Resources	85,670	4,286,927
Hess	126,720	6,930,317
Marathon Oil	86,000	2,001,220
Occidental Petroleum	339,160	17,592,229
Valero Energy	75,040	1,454,275
XTO Energy	308,855	9,778,349
		66,734,155

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial—21.8%
Ameriprise Financial	106,190	1,692,669
AON	155,960	5,963,910
Arch Capital Group	17,850 [b]	963,900
Chubb	190,960	7,455,078
Fidelity National Financial, Cl. A	209,150	3,465,615
First American	118,010	2,734,292
Franklin Resources	116,600	5,340,280
Goldman Sachs Group	58,010	5,283,551
JPMorgan Chase & Co.	679,058	15,516,475
Marsh & McLennan Cos.	149,760	2,685,197
MetLife	346,799	6,401,909
Moody’s	274,130 [a]	4,920,633
Morgan Stanley	219,100	4,281,214
Northern Trust	120,210	6,677,665
PartnerRe	18,280 [a]	1,131,532
PNC Financial Services Group	44,560	1,218,270
TD Ameritrade Holding	198,030 [b]	2,350,616
Travelers Cos.	144,280	5,215,722
Wells Fargo & Co.	460,410	5,570,961
		88,869,489
Health Care—13.9%
Abbott Laboratories	81,590	3,862,471
AmerisourceBergen	72,840	2,313,398
Amgen	177,070 [b]	8,664,035
Baxter International	43,230	2,200,839
Biogen Idec	43,800 [b]	2,016,552
Boston Scientific	125,400 [b]	880,308
Covidien	84,980	2,691,317
Life Technologies	78,010 [b]	2,273,992
McKesson	53,100	2,178,162
Merck & Co.	166,950	4,040,190
Pfizer	875,390	10,776,051
Schering-Plough	119,110	2,071,323
St. Jude Medical	78,090 [b]	2,589,464
UnitedHealth Group	97,980	1,925,307
WellPoint	52,670 [b]	1,786,566

8

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Wyeth	160,380	6,546,712
		56,816,687
Industrials—5.2%
Delta Air Lines	284,540 [a,b]	1,431,236
Dover	76,310	1,903,171
Eaton	55,450	2,004,518
Honeywell International	88,560	2,376,065
Illinois Tool Works	68,560	1,905,968
Lockheed Martin	32,840	2,072,532
Paccar	84,580	2,120,421
Raytheon	73,000 [a]	2,917,810
Union Pacific	68,120	2,555,862
Waste Management	78,890 [a]	2,130,030
		21,417,613
Information Technology—8.1%
Cisco Systems	306,350 [b]	4,463,520
Hewlett-Packard	171,860	4,989,096
Intel	172,950	2,203,383
International Business Machines	25,620	2,357,809
Lam Research	217,880 [a,b]	4,261,733
Microsoft	411,330	6,642,980
Nokia, ADR	178,480	1,670,573
QUALCOMM	155,320	5,192,348
RenaissanceRe Holdings	27,850	1,254,086
		33,035,528
Materials—2.9%
Air Products & Chemicals	46,260	2,139,525
Celanese, Ser. A	101,110	863,479
Freeport-McMoRan Copper & Gold	132,150	4,020,003
Mosaic	60,680	2,612,274
Newmont Mining	27,160	1,130,671
Packaging Corp. of America	109,617	1,160,844
		11,926,796
Utilities—6.7%
Entergy	111,690	7,526,789
Exelon	150,120	7,088,666

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Utilities (continued)
FPL Group	47,620	2,158,615
NRG Energy	230,090 [a,b]	4,348,701
Questar	209,280	6,033,542
		27,156,313
Total Common Stocks
(cost $550,551,904)		402,044,735

Other Investment—.9%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,453,000)	3,453,000 [c]	3,453,000

Investment of Cash Collateral
for Securities Loaned—5.4%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $22,227,728)	22,227,728 [c]	22,227,728
Total Investments (cost $576,232,632)	104.7%	427,725,463
Liabilities, Less Cash and Receivables	(4.7%)	(19,363,906)
Net Assets	100.0%	408,361,557

ADR—American Depository Receipts

a All or a portion of these securities are on loan. At February 28, 2009, the total market value of the fund’s securities on loan is $25,005,803 and the total market value of the collateral held by the fund is $26,474,558, consisting of cash collateral of $22,227,728 and U.S. Government and agency securities valued at $4,246,830.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Financial	21.8	Utilities	6.7
Energy	16.3	Money Market Investments	6.3
Consumer Staples	14.0	Industrials	5.2
Health Care	13.9	Materials	2.9
Consumer Discretionary	9.5
Information Technology	8.1		104.7

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES February 28, 2009 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $25,005,803)—Note 1(b):
Unaffiliated issuers			550,551,904	402,044,735
Affiliated issuers			25,680,728	25,680,728
Cash				1,299,826
Receivable for investment securities sold				6,438,096
Dividends and interest receivable				1,381,826
Receivable for shares of Common Stock subscribed				1,134,660
Prepaid expenses				45,402
				438,025,273
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				444,544
Liability for securities on loan—Note 1(b)				22,227,728
Payable for investment securities purchased				5,805,353
Payable for shares of Common Stock redeemed				960,748
Accrued expenses				225,343
				29,663,716
Net Assets ($)				408,361,557
Composition of Net Assets ($):
Paid-in capital				709,621,736
Accumulated undistributed investment income—net				1,034,141
Accumulated net realized gain (loss) on investments				(153,787,151)
Accumulated net unrealized appreciation
(depreciation) on investments				(148,507,169)
Net Assets ($)				408,361,557

Net Asset Value Per Share
	Class A	Class B	Class C	Class I

Net Assets ($)	344,462,495	7,303,265	30,209,458	26,386,339
Shares Outstanding	21,198,068	466,292	1,938,236	1,625,694
Net Asset Value Per Share ($)	16.25	15.66	15.59	16.23

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	6,802,507
Affiliated issuers	39,386
Income from securities lending	131,038
Total Income	6,972,931
Expenses:
Management fee—Note 3(a)	1,905,677
Shareholder servicing costs—Note 3(c)	1,077,209
Distribution fees—Note 3(b)	201,513
Registration fees	58,101
Custodian fees—Note 3(c)	34,995
Professional fees	33,480
Prospectus and shareholders’ reports	32,691
Directors’ fees and expenses—Note 3(d)	23,314
Loan commitment fees—Note 2	9,912
Miscellaneous	13,298
Total Expenses	3,390,190
Less—reduction in fees due to earnings credits—Note 1(b)	(20,490)
Net Expenses	3,369,700
Investment Income—Net	3,603,231
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(144,220,438)
Net realized gain (loss) on financial futures	2,240,972
Net Realized Gain (Loss)	(141,979,466)
Net unrealized appreciation (depreciation) on investments	(158,193,973)
Net Realized and Unrealized Gain (Loss) on Investments	(300,173,439)
Net (Decrease) in Net Assets Resulting from Operations	(296,570,208)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)[a]	August 31, 2008

Operations ($):
Investment income—net	3,603,231	4,635,366
Net realized gain (loss) on investments	(141,979,466)	(2,882,344)
Net unrealized appreciation
(depreciation) on investments	(158,193,973)	(65,639,784)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(296,570,208)	(63,886,762)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(5,059,514)	(4,059,835)
Class B Shares	(30,917)	—
Class C Shares	(237,232)	(95,573)
Class I Shares	(485,620)	(76,399)
Class T Shares	(199,625)	(66,346)
Net realized gain on investments:
Class A Shares	—	(27,262,631)
Class B Shares	—	(936,865)
Class C Shares	—	(2,055,141)
Class I Shares	—	(437,760)
Class T Shares	—	(554,467)
Total Dividends	(6,012,908)	(35,545,017)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	123,374,305	266,794,015
Class B Shares	294,925	2,779,578
Class C Shares	6,030,976	22,170,542
Class I Shares	6,625,320	43,404,104
Class T Shares	1,714,969	3,604,844
Net assets received in connection
with reorganization	—	82,231,594

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)[a]	August 31, 2008

Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A Shares	4,691,827	29,377,509
Class B Shares	28,004	826,362
Class C Shares	184,946	1,651,475
Class I Shares	470,691	498,353
Class T Shares	186,431	602,273
Cost of shares redeemed:
Class A Shares	(72,160,575)	(126,125,781)
Class B Shares	(3,279,104)	(7,621,773)
Class C Shares	(6,498,426)	(6,532,679)
Class I Shares	(33,011,735)	(4,727,098)
Class T Shares	(18,349,015)	(4,848,371)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	10,303,539	304,084,947
Total Increase (Decrease) in Net Assets	(292,279,577)	204,653,168
Net Assets ($):
Beginning of Period	700,641,134	495,987,966
End of Period	408,361,557	700,641,134
Undistributed investment income—net	1,034,141	3,443,818

14

Six Months Ended
February 28, 2009		Year Ended
	(Unaudited)[a]	August 31, 2008

Capital Share Transactions:
Class Ab,c
Shares sold	5,997,156	8,458,306
Shares issued in connection with reorganization—Note 1	—	374,960
Shares issued for dividends reinvested	255,833	935,005
Shares redeemed	(3,589,732)	(4,155,997)
Net Increase (Decrease) in Shares Outstanding	2,663,257	5,612,274
Class Bb
Shares sold	14,877	110,674
Shares issued in connection with reorganization—Note 1	—	208,909
Shares issued for dividends reinvested	1,580	27,256
Shares redeemed	(155,400)	(257,114)
Net Increase (Decrease) in Shares Outstanding	(138,943)	89,725
Class C
Shares sold	301,618	805,986
Shares issued in connection with reorganization—Note 1	—	382,456
Shares issued for dividends reinvested	10,490	54,649
Shares redeemed	(326,726)	(223,742)
Net Increase (Decrease) in Shares Outstanding	(14,618)	1,019,349
Class I
Shares sold	330,851	1,192,785
Shares issued in connection with reorganization—Note 1	—	1,525,493
Shares issued for dividends reinvested	25,693	15,866
Shares redeemed	(1,528,010)	(151,383)
Net Increase (Decrease) in Shares Outstanding	(1,171,466)	2,582,761
Class Tc
Shares sold	85,053	339,892
Shares issued in connection with reorganization—Note 1	—	447,210
Shares issued for dividends reinvested	10,468	19,708
Shares redeemed	(994,530)	(165,433)
Net Increase (Decrease) in Shares Outstanding	(899,009)	641,377

a Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b During the period ended February 28, 2009, 51,429 Class B shares representing $1,115,892 were automatically converted to 49,435 Class A shares and during the period ended August 31, 2008, 115,340 Class B shares representing $3,426,072 were automatically converted to 110,847 Class A shares.
c On the close of business on February 4, 2009, 755,477 Class T shares representing $13,439,931 were automatically converted to 732,821 Class A shares.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2009			Year Ended August 31,

Class A Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	28.42	33.56	30.75	29.48	24.76	21.62
Investment Operations:
Investment income (loss)—net[a]	.15	.27	.31	.20	.15	(.10)
Net realized and unrealized
gain (loss) on investments	(12.06)	(3.21)	4.60	3.42	4.57	3.24
Total from Investment
Operations	(11.91)	(2.94)	4.91	3.62	4.72	3.14
Distributions:
Dividends from
investment income—net	(.26)	(.29)	(.21)	(.11)	—	—
Dividends from net realized
gain on investments	—	(1.91)	(1.89)	(2.24)	—	—
Total Distributions	(.26)	(2.20)	(2.10)	(2.35)	—	—
Net asset value, end of period	16.25	28.42	33.56	30.75	29.48	24.76
Total Return (%)[b]	(42.01)[c]	(9.39)	16.32	12.92	18.97	14.62
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.25[d]	1.16	1.18	1.20	1.25	1.37
Ratio of net expenses
to average net assets	1.25[d,e]	1.16[e]	1.18[e]	1.20	1.25	1.37
Ratio of net investment income
(loss) to average net assets	1.51[d]	.88	.94	.69	.55	(.41)
Portfolio Turnover Rate	65.30[c]	107.46	64.86	72.24	123.17	115.26
Net Assets, end of period
($ x 1,000)	344,462 526,723		433,687	242,377	194,491	110,939

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

16

Six Months Ended
February 28, 2009			Year Ended August 31,

Class B Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	27.23	32.21	29.62	28.62	24.21	21.28
Investment Operations:
Investment income (loss)—net[a]	.05	.02	.05	(.02)	(.06)	(.25)
Net realized and unrealized
gain (loss) on investments	(11.56)	(3.09)	4.43	3.30	4.47	3.18
Total from Investment
Operations	(11.51)	(3.07)	4.48	3.28	4.41	2.93
Distributions:
Dividends from
investment income—net	(.06)	—	—	(.04)	—	—
Dividends from net realized
gain on investments	—	(1.91)	(1.89)	(2.24)	—	—
Total Distributions	(.06)	(1.91)	(1.89)	(2.28)	—	—
Net asset value, end of period	15.66	27.23	32.21	29.62	28.62	24.21
Total Return (%)[b]	(42.30)[c]	(10.12)	15.42	12.06	18.12	13.86
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.23[d]	1.97	1.96	1.97	2.04	2.03
Ratio of net expenses
to average net assets	2.23[d,e]	1.97[e]	1.96[e]	1.97	2.04	2.03
Ratio of net investment income
(loss) to average net assets	.49[d]	.05	.16	(.08)	(.23)	(1.03)
Portfolio Turnover Rate	65.30[c]	107.46	64.86	72.24	123.17	115.26
Net Assets, end of period
($ x 1,000)	7,303	16,480	16,606	14,213	11,685	8,975

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2009			Year Ended August 31,

Class C Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	27.17	32.22	29.65	28.64	24.23	21.29
Investment Operations:
Investment income (loss)—net[a]	.07	.04	.05	(.01)	(.05)	(.24)
Net realized and unrealized
gain (loss) on investments	(11.53)	(3.09)	4.44	3.32	4.46	3.18
Total from Investment
Operations	(11.46)	(3.05)	4.49	3.31	4.41	2.94
Distributions:
Dividends from
investment income—net	(.12)	(.09)	(.03)	(.06)	—	—
Dividends from net realized
gain on investments	—	(1.91)	(1.89)	(2.24)	—	—
Total Distributions	(.12)	(2.00)	(1.92)	(2.30)	—	—
Net asset value, end of period	15.59	27.17	32.22	29.65	28.64	24.23
Total Return (%)[b]	(42.24)[c]	(10.05)	15.45	12.14	18.10	13.90
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.06[d]	1.92	1.91	1.91	1.99	1.99
Ratio of net expenses
to average net assets	2.06[d,e]	1.91	1.91[e]	1.91	1.99	1.99
Ratio of net investment income
(loss) to average net assets	.69[d]	.13	.17	(.02)	(.19)	(.97)
Portfolio Turnover Rate	65.30[c]	107.46	64.86	72.24	123.17	115.26
Net Assets, end of period
($ x 1,000)	30,209	53,065	30,079	21,669	8,748	4,681

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

18

Six Months Ended
February 28, 2009			Year Ended August 31,

Class I Shares	(Unaudited)	2008	2007[a]	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	28.45	33.58	30.78	29.46	24.71	21.52
Investment Operations:
Investment income (loss)—net[b]	.16	.24	.39	.30	.18	(.04)
Net realized and unrealized
gain (loss) on investments	(12.07)	(3.13)	4.59	3.40	4.57	3.23
Total from Investment
Operations	(11.91)	(2.89)	4.98	3.70	4.75	3.19
Distributions:
Dividends from
investment income—net	(.31)	(.33)	(.29)	(.14)	—	—
Dividends from net realized
gain on investments	—	(1.91)	(1.89)	(2.24)	—	—
Total Distributions	(.31)	(2.24)	(2.18)	(2.38)	—	—
Net asset value, end of period	16.23	28.45	33.58	30.78	29.46	24.71
Total Return (%)	(41.98)[c]	(9.21)	16.57	13.22	19.13	14.92
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06[d]	1.11	1.00	.92	1.16	1.13
Ratio of net expenses
to average net assets	1.06[d,e]	1.09	1.00[e]	.92	1.16	1.13
Ratio of net investment income
(loss) to average net assets	1.57[d,e]	1.02	1.14	.98	.65	(.17)
Portfolio Turnover Rate	65.30[c]	107.46	64.86	72.24	123.17	115.26
Net Assets, end of period
($ x 1,000)	26,386	79,567	7,200	1,826	542	172

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus StrategicValue Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective is capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Directors held on July 15, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the fund from “Dreyfus Premier StrategicValue Fund” to “Dreyfus Strategic Value Fund.”

As of the close of business on August 27, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus Premier Intrinsic Value Fund were transferred to the fund in exchange for corresponding class of shares of Common Stock of the fund of equal value. Shareholders of Class A, Class B, Class C, Class I and Class T shares of Dreyfus Premier Intrinsic Value Fund received Class A, Class B, Class C, Class I and Class T shares of the fund, respectively, in each case in an equal amount to the aggregate net asset value of their investment in Dreyfus Premier IntrinsicValue Fund at the time of the exchange.The net asset value of the fund’s shares on the close of business August 27, 2008, after the reorganization was $28.35 for Class A, $27.17 for Class B, $27.11 for Class C, $28.37 for Class I and $27.53 for ClassT shares, and a total of 374,960 Class A shares, 208,909 Class B shares, 382,456 Class C shares, 1,525,493 Class I shares and 447,210 Class T shares, representing net assets of $82,231,594 (including $3,708,734 net unrealized depreciation on investments)

20

were issued to Dreyfus Premier Intrinsic Value Fund’s shareholders in the exchange.The exchange was a tax-free event to Dreyfus Premier Intrinsic Value Fund shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 400 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in ClassT of the fund, except that participants in certain group retirement plans were able to open a new account in Class T of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not

22

to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable Unobservable
	Prices	Inputs	Inputs	Total

Assets ($)
Investments in
Securities	427,725,463	0	0	427,725,463
Other Financial
Instruments†	0	0	0	0
Liabilities ($)
Other Financial
Instruments†	0	0	0	0

† Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and any options contracts.

(b) Securities transactions and investment income: Securities trans-

actions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money

24

market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended February 28, 2009, The Bank of New York Mellon earned $56,159 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each of the tax years in the three-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

As a result of the fund’s merger with Dreyfus Premier Intrinsic Value Fund, capital losses of $7,834,319 are available to offset future gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual lim-itation.This acquired capital loss will expire in fiscal 2015.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2008 was as follows: ordinary income $13,484,780 and long-term capital gains $22,060,237.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million credit facility led by Citibank, N.A. (the “Citibank Facility”) and a $300 million credit facility provided by The Bank of New York Mellon (the “BNYM Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing. During the period ended February 28, 2009, the fund did not borrow under either facility.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

26

During the period ended February 28, 2009, the Distributor retained $22,348 and $146 from commissions earned on sales of the fund’s Class A and ClassT shares,respectively,and $11,018 and $12,648 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended February 28, 2009, Class B, Class C and Class T shares were charged $38,938, $144,047 and $18,528, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and ClassT shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2009, Class A, Class B, Class C and Class T shares were charged $503,588, $12,979, $48,016 and $18,528, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2009, the fund was charged $170,109 pursuant to the transfer agency agreement.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2009, the fund was charged $20,490 pursuant to the cash management agreement. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2009, the fund was charged $34,995 pursuant to the custody agreement.

During the period ended February 28, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $256,951, Rule 12b-1 distribution plan fees $24,440, shareholder services plan fees $80,187, custodian fees $18,400, chief compliance officer fees $1,995 and transfer agency per account fees $62,571.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended February 28, 2009, amounted to $354,060,698 and $338,612,275, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. These investments require initial margin

28

deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss.At February 28, 2009, there were no open financial futures contracts outstanding.

At February 28, 2009, accumulated net unrealized depreciation on investments was $148,507,169, consisting of $1,795,423 gross unrealized appreciation and $150,302,592 gross unrealized depreciation.

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 29

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
18	Financial Highlights
22	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus
Structured Midcap Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Structured Midcap Fund, covering the six-month period from September 1, 2008, through February 28, 2009.

The reporting period was extremely challenging for investors.The U.S. economy has continued to weaken amid plunging housing prices, rising unemployment and tight credit conditions. Meanwhile, the worst financial crisis of our generation has driven major financial institutions and automobile manufacturers to the brink of bankruptcy. Although government and monetary authorities have responded aggressively with massive bailouts, liquidity injections and stimulus programs, several major stock indices have shed more than half their value since peaking in the fall of 2007.The steep decline in equity markets has been broad based, with stocks across all capitalization ranges and economic sectors losing considerable value.

We so far have seen no signs of imminent improvement in the economic climate, but the financial markets appear to have priced in investors’ generally low expectations. In previous recessions, the markets have tended to anticipate economic rebounds before they occur, leading to major market rallies when few expected them.That is why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk. As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation March 16, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through February 28, 2009, as provided by Patrick Slattery, Oliver Buckley, and Michael F. Dunn, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2009, Dreyfus Structured Midcap Fund’s Class A shares produced a total return of –46.42%, Class B shares returned –46.63%, Class C shares returned –46.60% and Class I shares returned –46.30%.1 In comparison, the fund’s benchmark index, the Standard & Poor’s MidCap 400 Index (“S&P 400 Index”), produced a total return of –44.32 for the same period.2

Midcap stocks declined sharply along with other capitalization ranges over the reporting period amid an intensifying financial crisis and a severe recession, which depressed investor sentiment.The fund produced lower returns than its benchmark, as lagging results from some individual holdings more than offset the benefits of a shift to a more defensive investment posture.

The Fund’s Investment Approach

The fund seeks long-term capital growth.To pursue this goal, the fund invests at least 80% of its assets in the stocks of companies included in the S&P 400 Index or the Russell Midcap Index at the time of purchase.The fund’s stock investments may include common stocks, preferred stocks and convertible securities of U.S. and foreign issuers. We construct the portfolio through a “bottom-up” structured approach focusing on stock selection as opposed to making proactive decisions as to industry sector exposure.The approach seeks to identify undervalued securities through a quantitative screening process to rank stocks based on fundamental momentum, relative value, future value, long-term growth and additional factors, such as technical factors.We attempt to maintain a neutral exposure to industry groups relative to the S&P 400 Index.

Financial Crisis and Recession Roiled Stock Markets

Stocks declined sharply across all industry groups and capitalization ranges in the midst of a global financial crisis and a U.S. recession.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Slumping home values, rising unemployment and plunging consumer confidence produced one of the most severe downturns since the Great Depression. In late November, the National Bureau of Economic Research officially declared that the United States has been mired in a recession since late 2007.

Meanwhile, an ongoing credit crisis escalated into a global financial crisis over the summer of 2008, pushing a number of major financial institutions over the brink of insolvency. Despite aggressive efforts by monetary and government authorities to forestall further deterioration on both the economic and credit-market fronts, equity investors generally responded negatively, leading to the significant decline in equity values over the reporting period.

Individual Holdings Hurt Performance

In response to intensifying stress on capital markets, we tightened our risk controls and limited the fund’s exposure to highly leveraged companies. Nonetheless, the fund underperformed its benchmark during the reporting period, primarily due to relative weakness in a handful of holdings, some of which fell sharply despite exhibiting sound business fundamentals. For example, Central European Distribution, an overseas alcohol distributor, did fairly well in sales and market share during the reporting period, but adverse currency movements wiped out revenue gains in U.S. dollar terms. In the basic materials sector,AK Steel and fertilizer producer CF Industries Holdings were punished when commodity prices retreated from record high levels. Both of these materials firms were sold during the reporting period.

Real estate investment trust (REIT) Prologis,the world’s largest owner of warehouses, saw its stock fall along with commercial activity. In addition, investors fled when the company proposed paying its dividends in stock instead of cash. Jones Lang Lasalle, an international real estate broker, also posted severe declines in a soft real estate market. Both were sold during the reporting period. Engineering and construction firms Dycom Industries and Fluor declined as construction activity ebbed. Finally, two leading electronic equipment manufacturers, Commscope and Jabil Circuit, issued reduced earnings guidance during the reporting period.

On the other hand, some holdings surprised on the upside.The fund’s largest individual holding, ITT Educational Services, gained substantial value as enrollment in technology-education firms increased in a weak labor market. Other positive contributors to performance included Family Dollar Stores and Dollar Tree, discount retailers that benefited from rising demand among budget-conscious consumers. Southwestern Energy, a natural gas and oil producer, held up better than the broader energy sector, contributing positively to the fund’s relative performance. In the hard-hit financials sector, securities exchange NASDAQ OMX Group declined less than peers in a volatile trading environment. Finally, semiconductor manufacturer Semtech, whose chips are used in a wide number of electronic devices, raised guidance during the reporting period, supporting its stock price compared to information technology sector averages.

Maintaining a Focus on Quality

In light of continued global economic weakness and challenges in the credit markets, we have worked to limit the fund’s exposure to highly levered companies that may be vulnerable to potential debt financing problems. As a result, as of the reporting period’s end, the fund is tilted toward less levered companies, on average, than the S&P 400 Index. We have continued to maintain the fund’s emphasis on attractive valuation and strong earning momentum, and its approximately sector-neutral posture.

March 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. market.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Structured Midcap Fund from September 1, 2008 to February 28, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2009
	Class A	Class B	Class C	Class I

Expenses paid per $1,000†	$ 5.18	$ 8.56	$ 8.10	$ 4.19
Ending value (after expenses)	$535.80	$533.70	$534.00	$537.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2009
	Class A	Class B	Class C	Class I

Expenses paid per $1,000†	$ 6.80	$ 11.23	$ 10.64	$ 5.51
Ending value (after expenses)	$1,018.05	$1,013.64	$1,014.23	$1,019.34

† Expenses are equal to the fund’s annualized expense ratio of 1.36% for Class A, 2.25% for Class B, 2.13% for
Class C and 1.10% for Class I multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS February 28, 2009 (Unaudited)

Common Stocks—96.5%	Shares	Value ($)

Commercial & Professional Services—5.4%
Avnet	33,700 [a]	581,999
Brink’s	28,200	673,134
Copart	26,900 [a]	726,838
Dun & Bradstreet	3,600	266,292
FactSet Research Systems	3,500 [b]	134,890
Gartner	68,200 [a,b]	689,502
Ingram Micro, Cl. A	33,700 [a]	366,993
Manpower	30,100	839,188
MPS Group	73,200 [a]	363,804
Tech Data	52,500 [a]	907,725
		5,550,365
Communications—.8%
Telephone & Data Systems	28,500	840,750
Consumer Durables—1.4%
Callaway Golf	44,800	303,296
Hasbro	22,100	505,869
Toll Brothers	18,800 [a]	297,980
Tupperware Brands	22,900	324,722
		1,431,867
Consumer Non-Durables—5.3%
Central European Distribution	25,200 [a,b]	168,084
Church & Dwight	7,600	371,792
Hansen Natural	22,100 [a]	735,488
Hormel Foods	21,500	684,345
PepsiAmericas	40,700	676,027
Ralcorp Holdings	15,700 [a]	951,420
Timberland, Cl. A	23,300 [a]	262,125
Universal	35,100 [b]	1,008,774
Warnaco Group	28,900 [a]	625,685
		5,483,740
Consumer Services—4.5%
Brinker International	93,100 [b]	1,024,100
Cheesecake Factory	77,600 [a]	631,664
ITT Educational Services	14,500 [a,b]	1,645,750
Panera Bread, Cl. A	18,300 [a,b]	805,932
Strayer Education	2,900 [b]	492,275
		4,599,721

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Electronic Technology—5.4%
CommScope	50,200 [a]	448,286
Harris	8,600	320,608
Integrated Device Technology	126,000 [a]	564,480
Intersil, Cl. A	78,300	791,613
Jabil Circuit	72,400	299,736
NCR	59,500 [a]	471,240
Rockwell Automation	11,500	231,150
Semtech	43,600 [a]	512,300
Synopsys	58,600 [a]	1,091,718
Western Digital	60,100 [a]	820,966
		5,552,097
Energy Minerals—4.3%
Arch Coal	35,700	496,230
Cimarex Energy	38,500	756,525
Comstock Resources	28,000 [a]	852,040
Denbury Resources	41,800 [a]	538,384
Encore Acquisition	50,200 [a]	1,008,016
Southwestern Energy	27,600 [a]	794,052
		4,445,247
Finance—16.6%
AMB Property	37,800 [b]	450,198
American Financial Group	64,350	1,001,286
Apartment Investment & Management, Cl. A	55,197 [b]	288,128
Camden Property Trust	31,500	591,885
Cincinnati Financial	45,100	926,354
FirstMerit	72,000	1,059,120
GATX	23,500 [b]	429,345
HCC Insurance Holdings	63,200	1,387,240
Hospitality Properties Trust	84,800	966,720
Host Hotels & Resorts	52,800 [b]	195,360
Hudson City Bancorp	100,900	1,046,333
M & T Bank	8,700 [b]	318,420
Macerich	27,000 [b]	308,340
Nasdaq OMX Group	24,000 [a,b]	501,600
Nationwide Health Properties	25,700	520,682
Old Republic International	43,500	394,980

Common Stocks (continued)	Shares	Value ($)

Finance (continued)
Potlatch	16,000	364,320
Principal Financial Group	20,500	163,795
Raymond James Financial	78,400 [b]	1,094,464
Reinsurance Group of America	17,000	462,400
StanCorp Financial Group	51,900	933,681
SVB Financial Group	39,000 [a,b]	637,650
Transatlantic Holdings	15,000	451,050
UDR	83,950 [b]	664,045
Weingarten Realty Investors	64,100 [b]	723,689
Westamerica Bancorporation	28,300 [b]	1,128,321
		17,009,406
Health Care Technology—7.7%
Dentsply International	44,300	1,024,216
Edwards Lifesciences	13,000 [a]	722,930
Gen-Probe	29,100 [a]	1,180,587
IDEXX Laboratories	14,400 [a,b]	433,440
Life Technologies	50,000 [a]	1,457,500
Sepracor	32,600 [a]	488,348
STERIS	36,400	839,384
Techne	12,500	610,625
Varian Medical Systems	12,500 [a]	381,375
Vertex Pharmaceuticals	10,000 [a]	302,300
Warner Chilcott, Cl. A	42,500 [a]	461,125
		7,901,830
Industrial Services—4.3%
Cameron International	29,000 [a]	559,120
Dycom Industries	53,100 [a]	245,322
Fluor	15,200	505,400
FMC Technologies	18,000 [a]	476,820
Helmerich & Payne	22,400	529,984
Jacobs Engineering Group	20,000 [a]	674,800
KBR	30,900	389,340
Oil States International	14,700 [a]	195,804
Patterson-UTI Energy	63,800	548,042
URS	10,900 [a]	337,028
		4,461,660

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Non-Energy Minerals—1.5%
Owens Corning	17,900 [a]	149,465
Reliance Steel & Aluminum	25,500	606,645
Worthington Industries	94,900 [b]	778,180
		1,534,290
Process Industries—5.3%
Crown Holdings	42,700 [a]	900,116
FMC	19,300	780,299
Lubrizol	16,300	448,087
Minerals Technologies	37,000	1,107,040
Olin	32,300	337,212
Owens-Illinois	26,900 [a]	414,798
Terra Industries	55,300	1,426,187
		5,413,739
Producer Manufacturing—6.9%
AGCO	40,100 [a]	687,314
Armstrong World Industries	17,000	217,260
Federal Signal	30,400	192,128
Gardner Denver	44,800 [a]	847,616
Gentex	37,500	300,000
Hubbell, Cl. B	46,500	1,223,880
Joy Global	24,600	429,516
Kennametal	17,500	285,600
Mettler-Toledo International	11,700 [a]	623,727
Nordson	25,100 [b]	624,990
Oshkosh	48,500	303,610
SPX	20,600	912,168
Timken	31,700	386,106
		7,033,915
Retail Trade—8.2%
Advance Auto Parts	37,800	1,445,850
Aeropostale	45,250 [a,b]	1,049,347
BJ’s Wholesale Club	40,300 [a,b]	1,204,164
Dollar Tree	40,000 [a]	1,552,800
Family Dollar Stores	32,400	889,056
Foot Locker	92,000	764,520
GameStop, Cl. A	12,100 [a]	325,732
Tiffany & Co.	19,000 [b]	361,760

Common Stocks (continued)	Shares	Value ($)

Retail Trade (continued)
Urban Outfitters	51,000 [a,b]	848,640
		8,441,869
Technology Services—10.1%
Alliance Data Systems	18,400 [a,b]	544,640
ANSYS	27,700 [a]	558,709
Cerner	11,600 [a,b]	424,560
Computer Sciences	27,000 [a]	937,980
Global Payments	18,700	573,716
LifePoint Hospitals	42,400 [a,b]	891,248
Lincare Holdings	39,900 [a]	840,693
Omnicare	33,600	871,248
Parametric Technology	77,600 [a]	631,664
Pharmaceutical
Product Development	48,800	1,170,712
Sohu.com	8,100 [a,b]	400,140
Stericycle	10,700 [a]	513,386
Sybase	38,000 [a]	1,032,840
Universal Health Services, Cl. B	27,300	1,005,459
		10,396,995
Transportation—1.1%
JB Hunt Transport Services	17,800	362,764
Southwest Airlines	33,700	198,493
Werner Enterprises	45,200	615,624
		1,176,881
Utilities—7.7%
Alliant Energy	36,100	834,993
CenterPoint Energy	93,100	960,792
Covanta Holding	16,200 [a]	246,726
Hawaiian Electric Industries	76,000 [b]	1,054,120
IDACORP	24,600 [b]	598,764
NV Energy	165,300	1,532,331
Southern Union	50,000	670,500
UGI	52,800	1,266,672
WGL Holdings	24,000 [b]	728,640
		7,893,538
Total Common Stocks
(cost $159,064,844)		99,167,910

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—2.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,367,000)	2,367,000 [c]	2,367,000

Investment of Cash Collateral
for Securities Loaned—14.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $14,965,314)	14,965,314 [c]	14,965,314

Total Investments (cost $176,397,158)	113.4%	116,500,224
Liabilities, Less Cash and Receivables	(13.4%)	(13,748,590)
Net Assets	100.0%	102,751,634

a Non-income producing security.
b All or a portion of these securities are on loan. At February 28, 2009, the total market value of the fund’s securities on loan is $14,224,653 and the total market value of the collateral held by the fund is $14,965,314.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Money Market Investments	16.9	Process Industries	5.3
Finance	16.6	Consumer Services	4.5
Technology Services	10.1	Energy Minerals	4.3
Retail Trade	8.2	Industrial Services	4.3
Health Care Technology	7.7	Non-Energy Minerals	1.5
Utilities	7.7	Consumer Durables	1.4
Producer Manufacturing	6.9	Transportation	1.1
Electronic Technology	5.4	Communications	.8
Commercial & Professional Services	5.4
Consumer Non-Durables	5.3		113.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2009 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $14,224,653)—Note 1(b):
Unaffiliated issuers			159,064,844	99,167,910
Affiliated issuers			17,332,314	17,332,314
Cash				344,715
Receivable for shares of Common Stock subscribed				1,160,171
Dividends and interest receivable				186,245
Prepaid expenses				29,050
				118,220,405
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				106,030
Liability for securities on loan—Note 1(b)				14,965,314
Payable for shares of Common Stock redeemed				287,903
Payable for investment securities purchased				28,153
Accrued expenses				81,371
				15,468,771
Net Assets ($)				102,751,634
Composition of Net Assets ($):
Paid-in capital				193,846,281
Accumulated undistributed investment income—net				276,123
Accumulated net realized gain (loss) on investments				(31,473,836)
Accumulated net unrealized appreciation
(depreciation) on investments				(59,896,934)
Net Assets ($)				102,751,634

Net Asset Value Per Share
	Class A	Class B	Class C	Class I

Net Assets ($)	59,858,041	1,774,480	9,494,539	31,624,574
Shares Outstanding	6,312,811	198,384	1,059,696	3,299,340
Net Asset Value Per Share ($)	9.48	8.94	8.96	9.59

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,361,586
Affiliated issuers	5,733
Income from securities lending	65,830
Total Income	1,433,149
Expenses:
Management fee—Note 3(a)	420,702
Shareholder servicing costs—Note 3(c)	210,312
Distribution fees—Note 3(b)	69,799
Registration fees	31,161
Professional fees	19,418
Prospectus and shareholders’ reports	9,177
Custodian fees—Note 3(c)	8,317
Directors’ fees and expenses—Note 3(d)	4,716
Loan commitment fees—Note 2	123
Interest expense—Note 2	32
Miscellaneous	10,474
Total Expenses	784,231
Less—reduction in fees due to earnings credits—Note 1(b)	(4,256)
Net Expenses	779,975
Investment Income—Net	653,174
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(20,003,701)
Net unrealized appreciation (depreciation) on investments	(56,640,690)
Net Realized and Unrealized Gain (Loss) on Investments	(76,644,391)
Net (Decrease) in Net Assets Resulting from Operations	(75,991,217)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)[a]	August 31, 2008

Operations ($):
Investment income—net	653,174	366,899
Net realized gain (loss) on investments	(20,003,701)	(11,417,554)
Net unrealized appreciation
(depreciation) on investments	(56,640,690)	(7,174,853)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(75,991,217)	(18,225,508)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(253,493)	—
Class I Shares	(390,769)	—
Class T Shares	(33,878)	—
Net realized gain on investments:
Class A Shares	—	(6,419,449)
Class B Shares	—	(341,383)
Class C Shares	—	(1,833,279)
Class I Shares	—	(1,721,761)
Class T Shares	—	(884,934)
Total Dividends	(678,140)	(11,200,806)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	41,966,084	25,179,750
Class B Shares	4,209	241,165
Class C Shares	266,301	4,648,528
Class I Shares	4,515,098	47,784,703
Class T Shares	1,320,993	5,125,879

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 28, 2009[a]	Year Ended
	(Unaudited)	August 31, 2008

Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A Shares	236,680	6,017,415
Class B Shares	—	242,137
Class C Shares	—	927,089
Class I Shares	390,769	1,721,761
Class T Shares	22,206	732,431
Cost of shares redeemed:
Class A Shares	(11,961,608)	(61,130,578)
Class B Shares	(476,173)	(1,372,745)
Class C Shares	(3,482,833)	(7,286,636)
Class I Shares	(6,366,546)	(12,361,811)
Class T Shares	(9,355,140)	(4,733,368)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	17,080,040	5,735,720
Total Increase (Decrease) in Net Assets	(59,589,317)	(23,690,594)
Net Assets ($):
Beginning of Period	162,340,951	186,031,545
End of Period	102,751,634	162,340,951
Undistributed investment income—net	276,123	301,089

	Six Months Ended
	February 28, 2009[a]	Year Ended
	(Unaudited)	August 31, 2008

Capital Share Transactions:
Class Ab,c
Shares sold	3,885,558	1,305,073
Shares issued for dividends reinvested	21,650	314,554
Shares redeemed	(1,010,746)	(3,303,396)
Net Increase (Decrease) in Shares Outstanding	2,896,462	(1,683,769)
Class Bb
Shares sold	387	13,400
Shares issued for dividends reinvested	—	13,355
Shares redeemed	(42,358)	(76,959)
Net Increase (Decrease) in Shares Outstanding	(41,971)	(50,204)
Class C
Shares sold	23,360	252,307
Shares issued for dividends reinvested	—	51,137
Shares redeemed	(308,022)	(411,276)
Net Increase (Decrease) in Shares Outstanding	(284,662)	(107,832)
Class I
Shares sold	365,385	2,571,193
Shares issued for dividends reinvested	35,396	88,888
Shares redeemed	(522,380)	(659,030)
Net Increase (Decrease) in Shares Outstanding	(121,599)	2,001,051
Class Tc
Shares sold	111,711	274,013
Shares issued for dividends reinvested	2,064	38,856
Shares redeemed	(869,082)	(255,401)
Net Increase (Decrease) in Shares Outstanding	(755,307)	57,468

a	Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b	During the period ended February 28, 2009, 6,176 Class B shares representing $73,951 were automatically converted to 5,819 Class A shares and during the period ended August 31,2008, 15,447 Class B shares representing $288,565 were automatically converted to 14,653 Class A shares.
c	On the close of business on February 4, 2009, 483,824 Class T shares representing $5,138,211 were automatically converted to 476,643 Class A shares.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2009			Year Ended August 31,

Class A Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	17.80	20.93	18.57	17.75	14.74	12.88
Investment Operations:
Investment income (loss)—net[a]	.07	.06	.05	.02	(.02)	(.01)
Net realized and unrealized
gain (loss) on investments	(8.32)	(1.93)	2.85	1.25	3.36	1.87
Total from Investment
Operations	(8.25)	(1.87)	2.90	1.27	3.34	1.86
Distributions:
Dividends from
investment income—net	(.07)	—	—	—	—	—
Dividends from net realized
gain on investments	—	(1.26)	(.54)	(.45)	(.33)	—
Total Distributions	(.07)	(1.26)	(.54)	(.45)	(.33)	—
Net asset value, end of period	9.48	17.80	20.93	18.57	17.75	14.74
Total Return (%)[b]	(46.42)[c]	(9.37)	15.76	7.23	22.88	14.35
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.36[d]	1.22	1.22	1.35	1.71	3.05
Ratio of net expenses
to average net assets	1.36[d,e]	1.22[e]	1.22[e]	1.34	1.46	1.50
Ratio of net investment income
(loss) to average net assets	1.20[d]	.32	.26	.09	(.11)	(.12)
Portfolio Turnover Rate	44.36[c]	88.40	122.16	119.22	160.45	90.83
Net Assets, end of period
($ x 1,000)	59,858	60,795	106,762	37,056	18,910	3,135

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

Six Months Ended
February 28, 2009			Year Ended August 31,

Class B Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	16.77	19.96	17.87	17.23	14.43	12.72
Investment Operations:
Investment income (loss)—net[a]	.02	(.09)	(.12)	(.13)	(.15)	(.13)
Net realized and unrealized
gain (loss) on investments	(7.85)	(1.84)	2.75	1.22	3.28	1.84
Total from Investment
Operations	(7.83)	(1.93)	2.63	1.09	3.13	1.71
Distributions:
Dividends from net realized
gain on investments	—	(1.26)	(.54)	(.45)	(.33)	—
Net asset value, end of period	8.94	16.77	19.96	17.87	17.23	14.43
Total Return (%)[b]	(46.63)[c]	(10.16)	14.91	6.33	21.90	13.44
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.25[d]	2.07	2.09	2.20	2.62	3.81
Ratio of net expenses
to average net assets	2.25[d,e]	2.07[e]	2.08	2.17	2.30	2.25
Ratio of net investment income
(loss) to average net assets	.30[d]	(.53)	(.62)	(.73)	(.96)	(.88)
Portfolio Turnover Rate	44.36[c]	88.40	122.16	119.22	160.45	90.83
Net Assets, end of period
($ x 1,000)	1,774	4,030	5,798	5,646	5,288	2,228

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2009			Year Ended August 31,

Class C Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	16.78	19.96	17.86	17.23	14.42	12.71
Investment Operations:
Investment income (loss)—net[a]	.02	(.08)	(.11)	(.12)	(.15)	(.12)
Net realized and unrealized
gain (loss) on investments	(7.84)	(1.84)	2.75	1.20	3.29	1.83
Total from Investment
Operations	(7.82)	(1.92)	2.64	1.08	3.14	1.71
Distributions:
Dividends from net realized
gain on investments	—	(1.26)	(.54)	(.45)	(.33)	—
Net asset value, end of period	8.96	16.78	19.96	17.86	17.23	14.42
Total Return (%)[b]	(46.60)[c]	(10.10)	14.91	6.39	21.91	13.45
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.13[d]	2.01	2.01	2.12	2.45	3.81
Ratio of net expenses
to average net assets	2.13[d,e]	2.00	2.01[e]	2.12[e]	2.25	2.25
Ratio of net investment income
(loss) to average net assets	.43[d]	(.46)	(.55)	(.68)	(.90)	(.87)
Portfolio Turnover Rate	44.36[c]	88.40	122.16	119.22	160.45	90.83
Net Assets, end of period
($ x 1,000)	9,495	22,554	28,984	21,865	13,395	1,286

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

Six Months Ended
February 28, 2009			Year Ended August 31,

Class I Shares	(Unaudited)	2008	2007[a]	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	18.05	21.18	18.75	17.91	14.85	12.94
Investment Operations:
Investment income—net[b]	.09	.10	.09	.04	.00[c]	.03
Net realized and unrealized
gain (loss) on investments	(8.43)	(1.97)	2.88	1.25	3.39	1.88
Total from Investment
Operations	(8.34)	(1.87)	2.97	1.29	3.39	1.91
Distributions:
Dividends from
investment income—net	(.12)	—	—	—	—	—
Dividends from net realized
gain on investments	—	(1.26)	(.54)	(.45)	(.33)	—
Total Distributions	(.12)	(1.26)	(.54)	(.45)	(.33)	—
Net asset value, end of period	9.59	18.05	21.18	18.75	17.91	14.85
Total Return (%)	(46.30)[d]	(9.25)	15.99	7.28	23.05	14.67
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10[e]	1.04	1.13	2.08	1.73	2.84
Ratio of net expenses
to average net assets	1.10[e,f]	1.03	1.07	1.21	1.29	1.25
Ratio of net investment income
to average net assets	1.45[e]	.51	.41	.24	.05	.11
Portfolio Turnover Rate	44.36[d]	88.40	122.16	119.22	160.45	90.83
Net Assets, end of period
($ x 1,000)	31,625	61,738	30,071	5,491	2,068	239

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Structured Midcap Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers eleven series, including the fund.The fund’s investment objective is long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an affiliate of Dreyfus, serves as the fund’s sub-investment adviser. Franklin Portfolio Associates, LLC (“Franklin Portfolio”), the fund’s former sub-investment adviser, merged into Mellon Capital on January 1, 2009.

At a meeting of the fund’s Board of Directors held on July 15, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the fund from “Dreyfus Premier Structured Midcap Fund” to “Dreyfus Structured Midcap Fund.”

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase.

Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in ClassT of the fund, except that participants in certain group retirement plans were able to open a new account in Class T of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Assets ($)
Investment in
Securities	116,500,224	0	0	116,500,224
Other Financial
Instruments†	0	0	0	0
Liabilities ($)
Other Financial
Instruments†	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and any options contracts.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended February 28, 2009, The Bank of New York Mellon earned $28,213 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2008 was as follows: ordinary income $6,535,645 and long-term capital gains $4,665,161.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. The terms of the line of credit agreement limits the amount of individual fund borrowings. Interest is charged to the fund based on prevailing

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market rates in effect at the time of borrowing. Effective October 15, 2008, in connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the unsecured line of credit.

The average daily amount of borrowings outstanding under the line of credit during the period ended February 28, 2009, was approximately $3,500, with a related weighted average annualized interest rate of 1.81%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital, the sub-investment advisory fee is payable monthly by Dreyfus, and is based upon the value of the fund’s average daily net assets, computed at the following annual rates:

Average Net Assets
0 to $100 million	.25%
$100 million to $1 billion	.20%
$1 billion to $1.5 billion	.16%
In excess of $1.5 billion	.10%

During the period ended February 28, 2009, the Distributor retained $1,564 and $13 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $372 and $813 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended February 28, 2009, Class B, Class C and Class T shares were charged $9,216, $50,828 and $9,755, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2009, Class A, Class B, Class C and Class T shares were charged $59,867, $3,072, $16,943 and $9,755, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2009, the fund was charged $32,039 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2009, the fund was charged $4,256 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2009, the fund was charged $8,317 pursuant to the custody agreement.

During the period ended February 28, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $62,830, Rule 12b-1 distribution plan fees $7,446, shareholder services plan fees $14,263, custody fees $5,548, chief compliance officer fees $1,995 and transfer agency per account fees $13,948.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2009, amounted to $66,730,091 and $51,561,824, respectively.

At February 28, 2009, accumulated net unrealized depreciation on investments was $59,896,934, consisting of $967,552 gross unrealized appreciation and $60,864,486 gross unrealized depreciation.

At February 28, 2009, the cost of investment for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus
Select Midcap
Growth Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Select Midcap Growth Fund, covering the six-month period from September 1, 2008, through February 28, 2009.

The reporting period was extremely challenging for investors.The U.S. economy has continued to weaken amid plunging housing prices, rising unemployment and tight credit conditions. Meanwhile, the worst financial crisis of our generation has driven major financial institutions and automobile manufacturers to the brink of bankruptcy. Although government and monetary authorities have responded aggressively with massive bailouts, liquidity injections and stimulus programs, several major stock indices have shed more than half their value since peaking in the fall of 2007.The steep decline in equity markets has been broad based, with stocks across all capitalization ranges and economic sectors losing considerable value.

We so far have seen no signs of imminent improvement in the economic climate, but the financial markets appear to have priced in investors’ generally low expectations. In previous recessions, the markets have tended to anticipate economic rebounds before they occur, leading to major market rallies when few expected them.That is why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk.As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation March 16, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through February 28, 2009, as provided by Fred Kuehndorf, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2009, Dreyfus Select Midcap Growth Fund’s Class A shares produced a total return of –45.34%, Class B shares returned –45.53%, Class C shares returned –45.54% and Class I shares returned –45.21%.1 In comparison, the fund’s benchmark, the Russell Midcap Growth Index (the “Index”), provided a –45.70% total return for the same period.2

Midcap stocks declined sharply along with other capitalization ranges over the reporting period as an intensifying financial crisis and a severe recession depressed investor sentiment.The fund produced returns similar to its benchmark, as lagging results from the energy and information technology sectors offset better-than-average relative performance in the financials and utilities areas.

The Fund’s Investment Approach

The fund seeks capital appreciation by investing at least 80% of its assets in the stocks of companies with market capitalizations within the range of the Index at the time of purchase.When choosing stocks, we focus on individual stock selection, searching for growth companies whose fundamental strengths suggest the potential for superior earnings growth. Characteristics we look for include solid market positions, reasonable financial strength, a history of consistent earnings growth and above average profitability.We may sell a stock if the company’s earnings are no longer growing, it no longer possesses the characteristics that caused its purchase, its valuation reaches or exceeds fair value, or it has become an overweighted portfolio position.

Financial Crisis and Recession Roiled Stock Markets

Stocks declined sharply and broadly across all industry groups and capitalization ranges in the midst of a global financial crisis and a deep U.S.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

recession. Slumping home values, rising unemployment and plunging consumer confidence exacerbated an ongoing economic slowdown,pro-ducing one of the most severe downturns since the Great Depression. In late November, the National Bureau of Economic Research officially declared that the United States has been mired in a recession since late 2007.

Meanwhile, a credit crisis that began in the sub-prime mortgage market in 2007 escalated into a global financial crisis over the summer of 2008, pushing a number of major banks, insurers and mortgage agencies over the brink of insolvency. Despite aggressive efforts by monetary and government authorities to forestall further deterioration on both the economic and credit-market fronts, equity investors generally responded negatively, wiping out a decade or more of stock market appreciation by the reporting period’s end.

No Place to Hide in Downturn

The fund declined sharply along with its benchmark in this difficult environment, as every economic sector represented in the Index produced substantially negative absolute returns. The fund’s relative performance was particularly weak in the energy sector, where an emphasis on energy services providers undermined results when oil and natural gas prices fell steeply from record highs established over the first half of 2008. Superior Energy, which services oil production platforms in the Gulf of Mexico, saw orders decline amid the economic downturn and a relatively mild hurricane season. Diversified oil services provider Smith International stumbled when earnings fell short of expectations due to adverse currency movements in its European markets. Superior Energy and Smith International were both sold during the reporting period.

An overweighted position in the information technology sector also hurt the fund’s overall results, as did its position in electrical and fiber optic connector manufacturer Amphenol,which posted disappointing earnings in the recession after prospering earlier in the economic cycle. Among individual stocks,health care company IDEXX Labs,investment manager T. Rowe Price and solar panel maker SunTech Power detracted materially from the fund’s relative performance over the reporting period. All four of these securities were sold during the reporting period.

4

Better results in other economic sectors offset most, but not all, of the weakness cited above. The fund’s investments in the financials sector declined less sharply than the benchmark’s hard-hit financials component, due primarily to relative strength among securities exchanges NASDAQ OMX Group and Intercontinental Exchange, which benefited from heightened volatility during the reporting period.The fund’s sole holding in the utilities sector, Questar, held up relatively well as a result of its healthy balance sheet in the face of declining natural gas prices.

Preparing for an Eventual Recovery

As of the reporting period’s end, the financial crisis has persisted, economic weakness has accelerated and stock prices have continued to decline. However, the effects of lower interest rates and a massive economic stimulus program have not yet kicked in, and these measures may help support better economic conditions later this year.Meanwhile, the equity markets currently appear to reflect extremely bearish investor sentiment, and today’s depressed values may provide opportunities to upgrade the fund’s quality profile.Therefore, after conducting extensive research, we recently have established positions in midcap growth companies that, in our judgment, have been punished too severely in the downturn, remain fundamentally sound and whose businesses are poised to benefit when an eventual economic recovery occurs.

March 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 31, 2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
Part of the fund’s long-term performance record is attributable to positive returns from its initial public offering (IPO) investments.There can be no guarantee that IPOs will have or continue to have a positive effect on fund performance. Currently, the fund is relatively small in asset size. IPOs tend to have a reduced effect on performance as a fund’s asset base grows.
2	SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Russell Midcap Growth Index is a widely accepted, unmanaged index of medium-cap stock market performance and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.The Index does not take into account fees and expenses to which the fund is subject.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Midcap Growth Fund from September 1, 2008 to February 28, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2009
	Class A	Class B	Class C	Class I

Expenses paid per $1,000†	$ 5.79	$ 8.66	$ 8.66	$ 4.45
Ending value (after expenses)	$546.60	$544.70	$544.60	$547.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2009
	Class A	Class B	Class C	Class I

Expenses paid per $1,000†	$ 7.55	$ 11.28	$ 11.28	$ 5.81
Ending value (after expenses)	$1,017.31	$1,013.59	$1,013.59	$1,019.04

† Expenses are equal to the fund’s annualized expense ratio of 1.51% for Class A, 2.26% for Class B, 2.26% for Class C and 1.16% for Class I multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 28, 2009 (Unaudited)

Common Stocks—97.1%	Shares	Value ($)

Consumer Discretionary—17.6%
Advance Auto Parts	16,195	619,458
Burger King Holdings	29,025	623,747
DeVry	13,415	696,909
Family Dollar Stores	23,135	634,824
GameStop, Cl. A	22,950 [a]	617,814
NetFlix	17,480 [a,b]	631,727
Polo Ralph Lauren	15,475	533,423
Priceline.com	9,085 [a,b]	770,953
		5,128,855
Consumer Staples—1.1%
Hansen Natural	9,445 [a]	314,330
Energy—11.6%
Cameron International	23,795 [a]	458,768
Consol Energy	20,440	556,990
Core Laboratories	8,980	677,092
Helmerich & Payne	21,630	511,766
Noble	23,055	566,922
Southwestern Energy	21,365 [a]	614,671
		3,386,209
Financial—4.6%
IntercontinentalExchange	11,090 [a]	629,579
Nasdaq OMX Group	33,565 [a,b]	701,509
		1,331,088
Health Care—13.9%
Alexion Pharmaceuticals	7,860 [a]	268,812
Cephalon	9,770 [a,b]	640,814
Gilead Sciences	25,455 [a]	1,140,384
IDEXX Laboratories	10,485 [a,b]	315,599
Illumina	18,575 [a,b]	581,955
St. Jude Medical	17,590 [a]	583,284
Varian Medical Systems	16,980 [a]	518,060
		4,048,908
Industrial—15.2%
C.H. Robinson Worldwide	22,185	918,015
Fastenal	18,300 [b]	551,196
First Solar	4,675 [a,b]	494,335

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Flowserve	14,470	730,301
Jacobs Engineering Group	14,710 [a]	496,315
Stericycle	13,495 [a]	647,490
W.W. Grainger	8,770	580,223
		4,417,875
Information Technology—22.3%
Akamai Technologies	36,785 [a]	665,441
BMC Software	32,190 [a]	953,790
Dolby Laboratories, Cl. A	35,860 [a,b]	1,005,873
FactSet Research Systems	18,195 [b]	701,235
FLIR Systems	26,670 [a,b]	544,335
Global Payments	18,260	560,217
Mettler-Toledo International	10,360 [a]	552,292
SAIC	41,010 [a]	775,499
Shanda Interactive Entertainment, ADR	22,075 [a,b]	724,502
		6,483,184
Internet—2.7%
Baidu, ADR	5,230 [a]	775,714
Materials—6.0%
Airgas	19,095	587,935
FMC	17,640	713,185
Sigma-Aldrich	12,200	435,540
		1,736,660
Utilities—2.1%
Questar	21,230	612,061
Total Common Stocks
(cost $37,175,176)		28,234,884

Other Investment—2.5%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $726,000)	726,000 [c]	726,000

8

Investment of Cash Collateral
for Securities Loaned—23.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $6,820,677)	6,820,677 [c]	6,820,677

Total Investments (cost $44,721,853)	123.0%	35,781,561
Liabilities, Less Cash and Receivables	(23.0%)	(6,694,786)
Net Assets	100.0%	29,086,775

ADR—American Depository Receipts
a Non-income producing security.
b All or a portion of these securities are on loan. At February 28, 2009, the total market value of the fund’s securities on loan is $6,546,282 and the total market value of the collateral held by the fund is $6,820,677.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Money Market Investments	25.9	Materials	6.0
Information Technology	22.3	Financial	4.6
Consumer Discretionary	17.6	Internet	2.7
Industrial	15.2	Utilities	2.1
Health Care	13.9	Consumer Staples	1.1
Energy	11.6		123.0

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2009 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $6,546,282)—Note 1(b):
Unaffiliated issuers			37,175,176	28,234,884
Affiliated issuers			7,546,677	7,546,677
Cash				545
Receivable for investment securities sold				919,032
Dividends and interest receivable				20,242
Receivable for shares of Common Stock subscribed				15,416
Prepaid expenses				34,416
				36,771,212
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				23,939
Liability for securities on loan—Note 1(b)				6,820,677
Payable for investment securities purchased				788,190
Payable for shares of Common Stock redeemed				20,597
Accrued expenses				31,034
				7,684,437
Net Assets ($)				29,086,775
Composition of Net Assets ($):
Paid-in capital				52,303,891
Accumulated Investment (loss)—net				(58,142)
Accumulated net realized gain (loss) on investments				(14,218,682)
Accumulated net unrealized appreciation
(depreciation) on investments				(8,940,292)
Net Assets ($)				29,086,775

Net Asset Value Per Share
	Class A	Class B	Class C	Class I

Net Assets ($)	1,246,947	263,643	428,042	27,148,143
Shares Outstanding	123,706	27,547	44,632	2,639,552
Net Asset Value Per Share ($)	10.08	9.57	9.59	10.29

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,597 foreign taxes withheld at source):
Unaffiliated issuers	101,964
Affiliated issuers	9,914
Income from securities lending	18,501
Interest	22
Total Income	130,401
Expenses:
Management fee—Note 3(a)	117,283
Registration fees	25,871
Auditing fees	17,662
Shareholder servicing costs—Note 3(c)	9,346
Prospectus and shareholders’ reports	6,398
Custodian fees—Note 3(c)	4,910
Distribution fees—Note 3(b)	3,411
Directors’ fees and expenses—Note 3(d)	1,684
Loan commitment fees—Note 2	1,268
Legal fees	602
Miscellaneous	6,302
Total Expenses	194,737
Less—reduction in management fee due to undertaking—Note 3(a)	(5,877)
Less—reduction in fees due to earnings credits—Note 1(b)	(317)
Net Expenses	188,543
Investment (Loss)—Net	(58,142)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(10,817,142)
Net unrealized appreciation (depreciation) on investments	(10,053,353)
Net Realized and Unrealized Gain (Loss) on Investments	(20,870,495)
Net (Decrease) in Net Assets Resulting from Operations	(20,928,637)

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)[a]	August 31, 2008

Operations ($):
Investment (loss)—net	(58,142)	(155,226)
Net realized gain (loss) on investments	(10,817,142)	(3,399,317)
Net unrealized appreciation
(depreciation) on investments	(10,053,353)	(79,070)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(20,928,637)	(3,633,613)
Dividends to Shareholders from ($):
Net realized gain on investments:
Class A Shares	—	(74,522)
Class B Shares	—	(25,834)
Class C Shares	—	(32,873)
Class I Shares	—	(113,460)
Class T Shares	—	(1,317)
Total Dividends	—	(248,006)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	400,417	1,319,857
Class B Shares	6,737	593,434
Class C Shares	52,132	258,309
Class I Shares	10,568,439	44,143,142
Class T Shares	—	11,182
Dividends reinvested:
Class A Shares	—	65,821
Class B Shares	—	23,628
Class C Shares	—	24,464
Class I Shares	—	61,461
Class T Shares	—	429
Cost of shares redeemed:
Class A Shares	(485,215)	(1,235,995)
Class B Shares	(106,610)	(442,946)
Class C Shares	(170,366)	(558,081)
Class I Shares	(3,594,469)	(3,369,607)
Class T Shares	(26,312)	(10)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	6,644,753	40,895,088
Total Increase (Decrease) in Net Assets	(14,283,884)	37,013,469
Net Assets ($):
Beginning of Period	43,370,659	6,357,190
End of Period	29,086,775	43,370,659
Investment (loss)—net	(58,142)	—

12

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)[a]	August 31, 2008

Capital Share Transactions:
Class Ab,c
Shares sold	33,335	63,494
Shares issued for dividends reinvested	—	2,920
Shares redeemed	(39,200)	(61,420)
Net Increase (Decrease) in Shares Outstanding	(5,865)	4,994
Class Bb
Shares sold	641	27,813
Shares issued for dividends reinvested	—	1,094
Shares redeemed	(7,867)	(23,351)
Net Increase (Decrease) in Shares Outstanding	(7,226)	5,556
Class C
Shares sold	4,785	12,250
Shares issued for dividends reinvested	—	1,131
Shares redeemed	(13,326)	(28,462)
Net Increase (Decrease) in Shares Outstanding	(8,541)	(15,081)
Class I
Shares sold	843,589	2,187,007
Shares issued for dividends reinvested	—	2,685
Shares redeemed	(301,712)	(165,314)
Net Increase (Decrease) in Shares Outstanding	541,877	2,024,378
Class Tc
Shares sold	—	496
Shares issued for dividends reinvested	—	20
Shares redeemed	(2,471)	(1)
Net Increase (Decrease) in Shares Outstanding	(2,471)	515

a	Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b	During the period ended February, 28, 2009, 2,069 Class B shares representing $28,878 were automatically converted to 1,969 Class A shares and during the period ended August 31, 2008, 9,172 Class B shares representing $178,198 were automatically converted to 8,773 Class A shares.
c	On the close of business on February 4, 2009, 2,471 Class T shares representing $26,302 were automatically converted to 2,433 Class A shares.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2009			Year Ended August 31,

Class A Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	18.44	21.57	20.83	19.36	16.01	15.19
Investment Operations:
Investment (loss)—net[a]	(.04)	(.18)	(.16)	(.16)	(.20)	(.18)
Net realized and unrealized
gain (loss) on investments	(8.32)	(2.41)	3.90	2.31	3.90	1.00
Total from Investment Operations	(8.36)	(2.59)	3.74	2.15	3.70	.82
Distributions:
Dividends from net realized
gain on investments	—	(.54)	(3.00)	(.68)	(.35)	—
Net asset value, end of period	10.08	18.44	21.57	20.83	19.36	16.01
Total Return (%)[b]	(45.34)[c]	(12.47)	19.42	11.29	23.23	5.33
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.85[d]	1.94	4.30	4.21	4.54	7.15
Ratio of net expenses
to average net assets	1.51[d]	1.50	1.50	1.50	1.54	1.50
Ratio of net investment (loss)
to average net assets	(.67)[d]	(.86)	(.77)	(.78)	(1.10)	(1.10)
Portfolio Turnover Rate	45.75[c]	72.28	70.50	64.92	45.08	97.27
Net Assets, end of period
($ x 1,000)	1,247	2,389	2,687	1,274	815	465

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

14

Six Months Ended
February 28, 2009			Year Ended August 31,

Class B Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	17.57	20.73	20.26	18.98	15.84	15.15
Investment Operations:
Investment (loss)—net[a]	(.08)	(.32)	(.32)	(.31)	(.33)	(.30)
Net realized and unrealized
gain (loss) on investments	(7.92)	(2.30)	3.79	2.27	3.82	.99
Total from Investment Operations	(8.00)	(2.62)	3.47	1.96	3.49	.69
Distributions:
Dividends from net realized
gain on investments	—	(.54)	(3.00)	(.68)	(.35)	—
Net asset value, end of period	9.57	17.57	20.73	20.26	18.98	15.84
Total Return (%)[b]	(45.53)[c]	(13.13)	18.53	10.43	22.21	4.56
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.60[d]	2.75	5.22	4.95	5.26	7.96
Ratio of net expenses
to average net assets	2.26[d]	2.25	2.25	2.25	2.27	2.25
Ratio of net investment (loss)
to average net assets	(1.42)[d]	(1.61)	(1.58)	(1.56)	(1.83)	(1.85)
Portfolio Turnover Rate	45.75[c]	72.28	70.50	64.92	45.08	97.27
Net Assets, end of period
($ x 1,000)	264	611	606	734	904	789

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2009			Year Ended August 31,

Class C Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	17.61	20.78	20.30	19.01	15.82	15.15
Investment Operations:
Investment (loss)—net[a]	(.08)	(.32)	(.32)	(.31)	(.31)	(.30)
Net realized and unrealized
gain (loss) on investments	(7.94)	(2.31)	3.80	2.28	3.85	.97
Total from Investment Operations	(8.02)	(2.63)	3.48	1.97	3.54	.67
Distributions:
Dividends from net realized
gain on investments	—	(.54)	(3.00)	(.68)	(.35)	—
Net asset value, end of period	9.59	17.61	20.78	20.30	19.01	15.82
Total Return (%)[b]	(45.54)[c]	(13.14)	18.56	10.47	22.55	4.42
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.51[d]	2.69	5.11	4.90	5.19	7.66
Ratio of net expenses
to average net assets	2.26[d]	2.25	2.25	2.25	2.22	2.25
Ratio of net investment (loss)
to average net assets	(1.42)[d]	(1.61)	(1.55)	(1.55)	(1.78)	(1.86)
Portfolio Turnover Rate	45.75[c]	72.28	70.50	64.92	45.08	97.27
Net Assets, end of period
($ x 1,000)	428	936	1,418	902	882	456

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

16

Six Months Ended
February 28, 2009			Year Ended August 31,

Class I Shares	(Unaudited)	2008	2007[a]	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	18.78	21.89	21.04	19.49	16.06	15.21
Investment Operations:
Investment (loss)—net[b]	(.02)	(.09)	(.09)	(.12)	(.14)	(.14)
Net realized and unrealized
gain (loss) on investments	(8.47)	(2.48)	3.94	2.35	3.92	.99
Total from Investment Operations	(8.49)	(2.57)	3.85	2.23	3.78	.85
Distributions:
Dividends from net realized
gain on investments	—	(.54)	(3.00)	(.68)	(.35)	—
Net asset value, end of period	10.29	18.78	21.89	21.04	19.49	16.06
Total Return (%)	(45.21)[c]	(12.19)	19.78	11.57	23.73	5.52
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.17[d]	1.18	3.88	3.81	4.16	6.81
Ratio of net expenses
to average net assets	1.16[d]	1.12	1.25	1.25	1.20	1.25
Ratio of net investment (loss)
to average net assets	(.33)[d]	(.47)	(.46)	(.57)	(.76)	(.85)
Portfolio Turnover Rate	45.75[c]	72.28	70.50	64.92	45.08	97.27
Net Assets, end of period
($ x 1,000)	27,148	39,390	1,604	279	329	265

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Midcap Growth Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective is capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Directors held on July 15, 2008, the Board approved, effective December 1, 2008, a proposal to change the names of the fund from “Dreyfus Premier Select Midcap Growth Fund” to “Dreyfus Select Midcap Growth Fund”.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 400 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than

18

expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in ClassT of the fund, except that participants in certain group retirement plans were able to open a new account in Class T of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

20

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Assets ($)
Investment in
Securities	35,781,561	0	0	35,781,561
Other Financial
Instruments†	0	0	0	0
Liabilities ($)
Other Financial
Instruments†	0	0	0	0

† Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and any options contracts.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended February 28, 2009, The Bank of New York Mellon earned $7,929, from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains could be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distribu-

22

tions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $4,328 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2008. If not applied, the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2008 was as follows: long-term capital gains $248,006.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million credit facility led by Citibank, N.A. (the “Citibank Facility”) and a $300 million credit facility provided by The Bank of New York Mellon (the “BNYM Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing. During the period ended February 28, 2009, the fund did not borrow under either Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken from September 1, 2008 through March 31, 2010 that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings, Rule 12b-1 distribution plan fees, shareholder services plan fees, commitment fees and extraordinary expenses, exceed an annual rate of 1.25% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. The reduction in management fee, pursuant to the undertaking, amounted to $5,877 during the period ended February 28, 2009.

During the period ended February 28, 2009, the Distributor retained $60 from commissions earned on sales of the fund’s Class A shares and $128 and $184 from CDSCs on redemptions of the fund’s Class B shares and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares, and .25% of the value of the average daily net assets of Class T shares. During the period ended February 28, 2009, Class B, Class C and Class T shares were charged $1,307, $2,071 and $33, respectively, pursuant to the Plan.

24

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2009, Class A, Class B, Class C and Class T shares were charged $1,885, $436, $690 and $33, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2009, the fund was charged $2,633 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2009, the fund was charged $268 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2009, the fund was charged $4,910 pursuant to the custody agreement.

During the period ended February 28, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $17,792, Rule 12b-1 distribution plan fees $430, shareholder services plan fees $394,custodian fees $3,999,chief compliance officer fees $1,995 and transfer agency per account fees $691, which are offset against an expense reimbursement currently in effect in the amount of $1,362.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2009, amounted to $23,512,813 and $14,356,593, respectively.

At February 28, 2009, accumulated net unrealized depreciation on investments was $8,940,292, consisting of $132,494 gross unrealized appreciation and $9,072,786 gross unrealized depreciation.

At February 28, 2009, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The FASB released Statement of Financial Accounting Standards No. 161,“Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

26

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	April 23, 2009

By:	/s/ James Windels

James Windels,
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)